As filed with the Securities and Exchange Commission on April 21, 1999.
                                                     1933 Act File No:  33-82080
                                                     1940 Act File No:  811-8664

                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C.  20549

                                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                             [ ]
                                             ---
         Post-Effective Amendment No.         9                  [X]
                                             ---

                                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.       11                                  [X]
                            ----
                      Jackson National Separate Account - I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)
                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)
                  5901 Executive Drive, Lansing, Michigan 48911
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, including Area Code:
                                 (517) 394-3400
--------------------------------------------------------------------------------
                                                    With a copy to:
         Thomas J. Meyer                            Judith A. Hasenauer
         Vice Pres. & General Counsel               Principal
         Jackson National Life                      Blazzard, Grodd &
              Insurance Company                          Hasenauer, P.C.
         5901 Executive Dr.                         P.O. Box 5108
         Lansing, MI  48911                         Westport, CT  06881
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective
       immediately upon filing pursuant to paragraph (b)
---
 X     on April 30, 1999  pursuant to  paragraph  (b)
---
       60 days after filing  pursuant to paragraph  (a)(1)
---
       on (date)  pursuant to paragraph (a)(1) of Rule 485
---
If appropriate, check the following box:
       This  post-effective  amendment  designates a new  effective
---    date for a previously filed post-effective amendment.

Title of Securities Being Registered
         Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                     Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
N-4 Item                                             each Item
--------                                             ---------------------------

Part A.  Information Required in a Prospectus        Prospectus

1.    Cover Page                                     Cover Page

2.    Definitions                                    Not Applicable

3.    Synopsis                                       Key Facts; Fee Tables

4.    Condensed Financial Information                Advertising; Appendix A -
                                                     Condensed Financial
                                                     Information

5.    General Description of Registrant,             The Company; The
      Depositor and Portfolio Companies              Separate Account;
                                                     Investment Portfolios

6.    Deductions                                     Contract Charges

7.    General Description of Variable                The Annuity Contract;
      Annuity Contracts                              Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.    Annuity Period                                 Income Payments (The
                                                     Income Phase)

9.    Death Benefit                                  Death Benefit

10.   Purchases and Contract Value                   Purchases

11.   Redemptions                                    Access To Your Money

12.   Taxes                                          Taxes

13.   Legal Proceedings                              Other Information

14.   Table of Contents of the Statement of          Table of Contents of the
      Additional Information                         Statement of Additional
                                                     Information


         Information Required in a Statement of      Statement of
Part B.  Additional Information                      Additional Information
-------  ----------------------                      ----------------------

15.   Cover Page                                     Cover Page

16.   Table of Contents                              Table of Contents

17.   General Information and History                General Information
                                                     and History

18.   Services                                       Services

19.   Purchase of Securities Being Offered           Purchase of Securities
                                                     Being Offered

20.   Underwriters                                   Underwriters

21.   Calculation of Performance Data                Calculation of
                                                     Performance

22.   Annuity Payments                               Income Payments; Net
                                                     Investment Factor

23.   Financial Statements                           Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

THE PERSPECTIVE
FIXED AND VARIABLE ANNUITY

Issued by Jackson National Life Insurance Company and Jackson National Separate Account - I

o    Individual, flexible premium deferred annuity
o 4 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)
o 22 investment portfolios which purchase shares of the following series of the JNL Series Trust:

         JNL/Alger Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Capital Growth Series
         JNL/Janus Global Equities Series
         JNL/Putnam Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL International Equity Investment Series
         T. Rowe Price/JNL Mid-Cap Growth Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.


To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated April 30, 1999, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



APRIL 30, 1999

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account

Investment Portfolios

Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information

Appendix A

KEY FACTS

Annuity Service Center:             1 (800) 766-4683
         Mail Address:              P.O. Box 378002, Denver, Colorado 80237-8002

         Delivery Address:          8055  East  Tufts   Avenue,   Second  Floor,
                                    Denver, Colorado 80237

Institutional Marketing
Group Service Center:               1 (800) 777-7779
         Mail Address:              P.O. Box 30386, Lansing, Michigan 48909-9692
         Delivery Address:          5901  Executive  Drive,  Lansing,   Michigan
                                    48911 Attn: IMG

Home Office:                        5901  Executive  Drive,  Lansing,   Michigan
                                    48911

The Annuity  Contract               The  fixed  and  variable  annuity  contract
                                    offered by Jackson National provides a means for investing on a tax-deferred basis in the guaranteed accounts of Jackson National and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

Investment Options                  You can put money into any of the guaranteed
                                    accounts and/or the investment portfolios but you may not put your money in more than eighteen of the investment options during the life of your contract.

Expenses The contract has insurance features and investment features, and there are costs related to each.

                                    Jackson  National  makes a deduction for its
                                    insurance charges which is equal to 1.40% of
                                    the daily value of the contracts invested in
                                    the   investment   portfolios.   During  the
                                    accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                                    If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                                    Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.


                                    There are also investment charges which range from .20% to 1.18%, on an annual basis, of the average daily value of the series, depending on the series.


Purchases                           Under  most  circumstances,  you  can  buy a
                                    contract for $5,000 or more ($2,000 or more for a qualified plan contract). You can add
                                    $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.


Access to Your Money                You can  take  money  out of  your  contract
                                    during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

Income Payments                     You may  choose to  receive  regular  income
                                    from your annuity.

                                    During the income  phase,  you have the same
                                    investment   choices   you  had  during  the
                                    accumulation phase.

Death Benefit                       If you  die  before  moving  to  the  income
                                    phase, the person you have chosen as your beneficiary will receive a death benefit.

Free Look                           If you cancel your  contract  within  twenty
                                    days after  receiving it (or whatever period
                                    is required in your state), Jackson National
                                    will  return the  amount  your  contract  is
                                    worth on the day we  receive  your  request.
                                    This may be more or less than your  original
                                    payment.   If  required   by  law,   Jackson
                                    National will return your premium.

Taxes The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

FEE TABLE

Owner Transaction Expenses

         Withdrawal Charge (as a percentage of premium payments):
         Years Since Premium Payment    0     1     2    3     4    5    6    7+
         Charge                         7%    6%    5%   4%    3%   2%   1%   0%

         Transfer Fee:

         $25 for each transfer in excess of 15 in a contract year


         Contract Maintenance Charge:
         $35 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.40%

Series Annual Expenses
(as a percentage of the series average net assets)


                                                                    Management
                                                                       and                      Total Series
JNL Series Trust                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
----------------------------------------------------------------- --------------- ------------- ------------

JNL/Alger Growth Series                                               1.075%           0%          1.075%
JNL/Eagle Core Equity Series                                          1.00%            0%          1.00%
JNL/Eagle SmallCap Equity Series                                      1.05%            0%          1.05%
JNL/Janus Aggressive Growth Series                                    1.05%            0%          1.05%
JNL/Janus Capital Growth Series                                       1.05%            0%          1.05%
JNL/Janus Global Equities Series                                      1.09%            0%          1.09%
JNL/Putnam Growth Series                                              1.00%            0%          1.00%
JNL/Putnam Value Equity Series                                        1.00%            0%          1.00%
JNL/S&P Conservative Growth Series I*                                  .20%            0%           .20%
JNL/S&P Moderate Growth Series I*                                      .20%            0%           .20%
JNL/S&P Aggressive Growth Series I*                                    .20%            0%           .20%
JNL/S&P Very Aggressive Growth Series I*                               .20%            0%           .20%
JNL/S&P Equity Growth Series I*                                        .20%            0%           .20%
JNL/S&P Equity Aggressive Growth Series I*                             .20%            0%           .20%
PPM America/JNL Balanced Series                                        .83%            0%           .83%
PPM America/JNL High Yield Bond Series                                 .83%            0%           .83%
PPM America/JNL Money Market Series                                    .70%            0%           .70%
Salomon Brothers/JNL Global Bond Series                                .95%            0%           .95%
Salomon Brothers/JNL U.S. Government & Quality Bond Series             .80%            0%           .80%
T. Rowe Price/JNL Established Growth Series                            .94%            0%           .94%
T. Rowe Price/JNL International Equity Investment Series              1.18%            0%          1.18%
T. Rowe Price/JNL Mid-Cap Growth Series                               1.05%            0%          1.05%
-----------------------------------------------------------------------------------------------------------

Effective January 1, 1999, certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Financial Services, LLC. The Total Series Annual Expenses have been restated to reflect the Administrative Fee.

* Underlying Series Expenses. The expenses shown above are the annual operating expenses for the JNL/S&P Series. Because the JNL/S&P Series invest in other Series of the JNL Series Trust, the JNL/S&P Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The table below shows the pro rata share of expenses that the JNL/S&P Series would bear if they invested in a hypothetical mix of underlying Series. The table below includes the annual operating expenses for the JNL/S&P Series, which are shown above. The actual expenses of each JNL/S&P Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Series I....................  1.162%
         JNL/S&P Moderate Growth Series I........................  1.199%
         JNL/S&P Aggressive Growth Series I......................  1.242%
         JNL/S&P Very Aggressive Growth Series I.................  1.259%
         JNL/S&P Equity Growth Series I..........................  1.251%
         JNL/S&P Equity Aggressive Growth Series I...............  1.252%

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
                  (a) if you surrender your contract at the end of each time period;
                  (b) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year.

                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------

JNL/Alger Growth Portfolio                                              (a)         $95    $128      $163      $283
                                                                        (b)          25      78       133       283
JNL/Eagle Core Equity Portfolio                                         (a)          95     125       159       276
                                                                        (b)          25      75       129       276
JNL/Eagle SmallCap Equity Portfolio                                     (a)          95     127       162       281
                                                                        (b)          25      77       132       281
JNL/Janus Aggressive Growth Portfolio                                   (a)          95     127       162       281
                                                                        (b)          25      77       132       281
JNL/Janus Capital Growth Portfolio                                      (a)          95     127       162       281
                                                                        (b)          25      77       132       281
JNL/Janus Global Equities Portfolio                                     (a)          95     128       164       285
                                                                        (b)          25      78       134       285
JNL/Putnam Growth Portfolio                                             (a)          95     125       159       276
                                                                        (b)          25      75       129       276
JNL/Putnam Value Equity Portfolio                                       (a)          95     125       159       276
                                                                        (b)          25      75       129       276
JNL/S&P Conservative Growth Portfolio I                                 (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Moderate Growth Portfolio I                                     (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Aggressive Growth Portfolio I                                   (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Very Aggressive Growth Portfolio I                              (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Equity Growth Portfolio I                                       (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Equity Aggressive Growth Portfolio I                            (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
PPM America/JNL Balanced Portfolio                                      (a)          93     120       150       258
                                                                        (b)          23      70       120       258
PPM America/JNL High Yield Bond Portfolio                               (a)          93     120       150       258
                                                                        (b)          23      70       120       258
PPM America/JNL Money Market Portfolio                                  (a)          92     116       144       245
                                                                        (b)          22      66       114       245
Salomon Brothers/JNL Global Bond Portfolio                              (a)          94     124       157       271
                                                                        (b)          24      74       127       271
Salomon Brothers/JNL U.S. Government & Quality Bond Portfolio           (a)          93     119       149       255
                                                                        (b)          23      69       119       255
T. Rowe Price/JNL Established Growth Portfolio                          (a)          94     124       156       270
                                                                        (b)          24      74       126       270
T. Rowe Price/JNL International Equity Investment Portfolio             (a)          96     131       168       293
                                                                        (b)          26      81       138       293
T. Rowe Price/JNL Mid-Cap Growth Portfolio                              (a)          95     127       162       281
                                                                        (b)          25      77       132       281
-------------------------------------------------------------------------------- ------- --------- -------- ---------

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment portfolios.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

The Example does not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial Statements. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:


o the financial statements of the Separate Account for the year ended December 31, 1998
o the financial statements of Jackson National for the year ended December 31, 1998

The Separate Account's financial statements for the year ended December 31, 1998, and the financial statements of Jackson National for the year ended December 31, 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants.

THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal.

The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment portfolios. The investment portfolios are designed to offer a higher return than the guaranteed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment portfolios, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment portfolios you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment portfolios you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until we receive written notice of the assignment.

THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential Corporation plc (London, England).


Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.


THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment portfolios. Jackson National does not guarantee the investment performance of the separate account or the investment portfolios.

INVESTMENT PORTFOLIOS

You can put money in any or all of the investment portfolios; however, you may not allocate your money to more than eighteen investment options during the life of your contract. The investment portfolios purchase shares of the following series of the JNL Series Trust:

         JNL/Alger Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Capital Growth Series
         JNL/Janus Global Equities Series
         JNL/Putnam Growth Series
         JNL/Putnam Value Equity Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL International Equity Investment Series
         T. Rowe Price/JNL Mid-Cap Growth Series

The series are described in the attached JNL Series Trust prospectus. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:

Sub-Adviser                            Series
-----------                            ------

Fred Alger Management, Inc.            JNL/Alger Growth Series

Eagle Asset Management, Inc.           JNL/Eagle Core Equity Series
                                       JNL/Eagle SmallCap Equity Series

Janus Capital Corporation              JNL/Janus Aggressive Growth Series
                                       JNL/Janus Capital Growth Series
                                       JNL/Janus Global Equities Series

Putnam Investment Management, Inc.     JNL/Putnam Growth Series
                                       JNL/Putnam Value Equity Series

Standard & Poor's Investment
Advisory Services, Inc.                JNL/S&P Conservative Growth Series I
                                       JNL/S&P Moderate Growth Series I
                                       JNL/S&P Aggressive Growth Series I
                                       JNL/S&P Very Aggressive Growth Series I
                                       JNL/S&P Equity Growth Series I
                                       JNL/S&P Equity Aggressive Growth Series I

PPM America, Inc.                      PPM America/JNL Balanced Series
                                       PPM America/JNL High Yield Bond Series
                                       PPM America/JNL Money Market Series

Salomon Brothers Asset
Management Inc                         Salomon Brothers/JNL Global Bond Series
                                       Salomon Brothers/JNL U.S. Government &
                                         Quality Bond Series

Rowe Price-Fleming International,
Inc.                                   T. Rowe Price/JNL International Equity
                                       Investment Series

T. Rowe Price Associates, Inc.         T. Rowe Price/JNL Established Growth
                                         Series
                                       T. Rowe Price/JNL Mid-Cap Growth Series

Depending on market conditions, you can make or lose money in any of the investment portfolios. You should read the JNL Series Trust prospectus carefully before investing. Additional investment portfolios may be available in the future.

Voting Rights. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

Substitution. Jackson National may be required to substitute an investment portfolio with another portfolio. We will not do this without the prior approval of the SEC. Jackson National will give you notice of our intent to do this.

CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o    to waive the withdrawal charge in the event of your death; and
o to provide both a standard and an enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment portfolios will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract.

o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).
o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

     Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National will not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

Other Expenses. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached JNL Series Trust prospectus.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

Income Taxes. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc., located at 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

Minimum Initial Premium:

o    $5,000 under most circumstances
o    $2,000 for a qualified plan contract.

The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:

o    $500
o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment portfolio is $100. There is a $100 minimum balance requirement for each guaranteed account and investment portfolio.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment portfolios you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options during the life of your contract.


Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information that we require for the purchase of a contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.


The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units. The contract value allocated to the investment portfolios will go up or down depending on the performance of the portfolios. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.) During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment portfolios. This is done by:

     1. determining the total amount of money invested in the particular investment portfolio;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment portfolio by the value of the accumulation unit for that investment portfolio.

TRANSFERS

You can transfer money between guaranteed accounts and investment portfolios during the accumulation phase. During the income phase, you can transfer money between investment portfolios.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment portfolio would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


Telephone Transactions. You may make transfers by telephone, unless you elect not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment portfolio.


Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or
o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment portfolio from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment portfolio.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from a qualified plan referred to as a 403(b) annuity. See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment portfolio when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists so that it is not reasonably practicable to dispose of shares of the investment portfolios or determine investment portfolio values;
o    the SEC, by order, may permit for the protection of owners.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment portfolios or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

Income Payments from Investment Portfolios. If you choose to have any portion of your income payments come from the investment portfolio(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment portfolio(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment portfolios you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment portfolios. We then use that amount to determine the number of annuity units that you hold in each investment portfolio. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment portfolio by the annuity unit value for that investment portfolio.

The number of annuity units that you hold in each investment portfolio does not change unless you reallocate your contract value among the investment portfolios. The annuity unit value of each investment portfolio will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.


     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period.


     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30.

     Additional Options - Other income options may be made available by Jackson National.

If you choose Option 1, 2 or 3, you cannot make a withdrawal during the income phase.

DEATH BENEFIT


The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.


Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. Joint owners must be spouses (unless otherwise permitted by state law). The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary.

The death benefit equals:

     1.   current contract value; or

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; or

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

--------------------
*(4% if the owner is age 70 or older at the date of issue)

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.


Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.


If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


TAXES

The following is general information and is not intended as tax advice to any individual. You should consult your own tax adviser.

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

Non-Qualified Contracts - General Taxation. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your premium are treated as income.


If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.


If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.


Withdrawals - Non-Qualified Contracts. If you make a withdrawal from your contract, the Code treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income.


The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.


Withdrawals - Qualified Contracts. There are special rules that govern qualified contracts. We have provided additional discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Death Benefits. Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.


Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 year or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

Assignment. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment portfolios. If you are considered to be the owner of the shares, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


OTHER INFORMATION


Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment portfolios. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase. Certain restrictions may apply.


Jackson National does not currently charge for participation in this program. We may do so in the future.

Rebalancing. You can arrange to have Jackson National automatically reallocate money between investment portfolios periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

Free Look. If you cancel the contract within twenty days after receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

Advertising. From time to time, Jackson National may advertise several types of performance for the investment portfolios.

o Total return is the overall change in the value of an investment in an investment portfolio over a given period of time.
     o Standardized average annual total return is calculated in accordance with SEC guidelines.
     o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment portfolio, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment portfolio.
o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

Market Timing and Asset Allocation Services.  Market timing and asset allocation
services   offered  by  third  parties  must  comply  with  Jackson   National's
administrative systems, rules and procedures.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

Year 2000 Matters. Jackson National initiated a project in 1993 to review and analyze its computer systems to determine if they are Year 2000 compatible. This project includes a written plan which provides for a process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software.

Jackson National's plan provides for an inventory of all critical computer systems, testing of such systems and resolution of Year 2000 issues. Jackson National anticipates that all compliance issues will be resolved by December 31, 1999.

As of the date of this Prospectus, Jackson National has identified and made available what it believes are the appropriate resources of hardware, people, and dollars to ensure that the plan will be completed.

Jackson National will not conclusively know the success of its plan until the Year 2000. Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, Jackson National's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or inactions) of third parties beyond its knowledge or control.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company, Jackson National Life Distributors, Inc., and the Jackson National Separate Account - I are parties.

Questions. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center, (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .............................................. 2

Services ..................................................................... 2

Purchase of Securities Being Offered ......................................... 2

Underwriters ................................................................. 2

Calculation of Performance ................................................... 3

Additional Tax Information ................................................... 8

Income Payments; Net Investment Factor .......................................16

Financial Statements .........................................................18

APPENDIX A

Condensed Financial Information

Accumulation Unit Values


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each portfolio as of December 31, 1998, December 31, 1997, December 31, 1996, and December 31, 1995. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the periods ended December 31, 1889, 1997, 1996, and 1995, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


--------------------------------------------------------------------------------------------------------
Investment Portfolios                   December 31,     December 31,      December 31,     December 31,
                                            1998             1997              1996            1995(a)
--------------------------------------------------------------------------------------------------------
JNL/Alger Growth Portfolio
  Accumulation unit value:
    Beginning of period                   $13.82           $11.11            $9.93              $10.00
    End of period                         $19.86           $13.82           $11.11               $9.93
  Accumulation units outstanding
  at the end of period                 7,704,990        5,908,446        3,310,810              12,285

JNL/Eagle Core Equity Portfolio
  Accumulation unit value:
   Beginning of period                    $13.72           $10.52           $10.00              N/A(b)
    End of period                         $15.77           $13.72           $10.52              N/A(b)
  Accumulation units outstanding
  at the end of period                 1,829,363          766,516           84,895              N/A(b)

JNL/Eagle SmallCap Equity
Portfolio
  Accumulation unit value:
    Beginning of period                   $14.00           $11.12           $10.00              N/A(b)
    End of period                         $13.98           $14.00           $11.12              N/A(b)
  Accumulation units outstanding
  at the end of period                 2,274,545          857,946           71,014              N/A(b)

JNL/Janus Aggressive Growth
Portfolio
  Accumulation unit value:
    Beginning of period                   $13.26           $11.95           $10.20              $10.00
    End of period                         $20.62           $13.26           $11.95              $10.20
  Accumulation units outstanding
  at the end of period                 6,839,305        5,371,379        2,355,530               4,008

JNL/Janus Capital Growth
Portfolio
  Accumulation unit value:
    Beginning of period                   $13.46           $11.87           $10.34              $10.00
    End of period                         $17.94           $13.46           $11.87              $10.34
  Accumulation units outstanding
  at the end of period                 5,849,883        5,132,743        2,985,668               1,587

JNL/Janus Global Equities
Portfolio
  Accumulation unit value:
    Beginning of period                   $15.93           $13.57           $10.48              $10.00
    End of period                         $19.92           $15.93           $13.57              $10.48
  Accumulation units outstanding
  at the end of period                11,242,198        9,067,277        3,090,234               4,778

JNL/Putnam Growth Portfolio(c)
  Accumulation unit value:
    Beginning of period                   $15.88           $13.22           $10.58              $10.00
    End of period                         $21.13           $15.88           $13.22              $10.58
  Accumulation units outstanding
  at the end of period                 8,348,592        5,207,294        1,682,604                 571

JNL/Putnam Value Equity
Portfolio(c)
  Accumulation unit value:
    Beginning of period                   $15.59           $12.98           $10.59              $10.00
    End of period                         $17.29           $15.59           $12.98              $10.59
  Accumulation units outstanding
  at the end of the period            10,899,898        6,925,507        1,330,288               3,944

JNL/S&P Conservative Growth
Portfolio I
  Accumulation unit value:
    Beginning of period                   $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                         $10.36           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                   967,674           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Moderate Growth
Portfolio I
  Accumulation unit value:
    Beginning of period                   $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                         $10.52           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                 1,198,566           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Aggressive Growth
Portfolio I
  Accumulation unit value:
    Beginning of period                   $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                         $10.77           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                   410,888           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Very Aggressive Growth
Portfolio I
  Accumulation unit value:
    Beginning of period                   $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                         $11.07           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                   220,495           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Equity Growth
Portfolio I
  Accumulation unit value:
    Beginning of period                   $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                         $10.53           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                   478,149           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Equity Aggressive
Growth Portfolio I
  Accumulation unit value:
    Beginning of period                   $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                         $10.64           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                   304,127           N/A(d)           N/A(d)              N/A(d)

PPM America/JNL Balanced
Portfolio (c)
  Accumulation unit value:
    Beginning of period                   $13.19           $11.29           $10.34              $10.00
    End of period                         $14.31           $13.19           $11.29              $10.34
  Accumulation units outstanding
  at the end of period                 6,574,171        4,486,973        2,120,529              12,871

PPM America/JNL High Yield Bond
Portfolio
  Accumulation unit value:
    Beginning of period                   $12.75           $11.26           $10.11              $10.00
    End of period                         $13.06           $12.75           $11.26              $10.11
  Accumulation units outstanding
  at the end of period                 7,350,674        4,711,051        1,147,840                 100

PPM America/JNL Money Market
Portfolio
  Accumulation unit value:
    Beginning of period                   $10.74           $10.37           $10.03              $10.00
    End of period                         $11.12           $10.74           $10.37              $10.03
  Accumulation units outstanding
  at the end of period                 4,713,958        3,855,123        2,193,176              14,608

Salomon Brothers/JNL Global
Bond Portfolio
  Accumulation unit value:
    Beginning of period                   $12.80           $11.74           $10.41              $10.00
    End of period                         $12.94           $12.80           $11.74              $10.41
  Accumulation units outstanding
  at the end of the period             3,166,154        2,603,857          911,885               3,128

Salomon Brothers/JNL U.S.
Government &  Quality Bond
Portfolio
  Accumulation unit value:
    Beginning of period                   $11.12           $10.33           $10.21              $10.00
    End of period                         $12.00           $11.12           $10.33              $10.21
  Accumulation units outstanding
  at the end of period                 5,006,001        2,090,575          902,055               1,275

T. Rowe Price/JNL Established
Growth Portfolio
  Accumulation unit value:
    Beginning of period                   $15.99           $12.53           $10.36              $10.00
    End of period                         $20.14           $15.99           $12.53              $10.36
  Accumulation units outstanding
  at the end of period                10,399,047        7,218,789        2,500,896              10,564

T. Rowe Price/JNL International
Equity Investment Portfolio
  Accumulation unit value:
    Beginning of period                   $11.94           $11.78           $10.49              $10.00
    End of period                         $13.46           $11.94           $11.78               10.49
  Accumulation units outstanding
  at the end of period                 4,828,701        4,406,642        2,039,430               3,096

T. Rowe Price/JNL Mid-Cap
Growth Portfolio
  Accumulation unit value:
    Beginning of period                   $14.68           $12.59           $10.37              $10.00
    End of period                         $17.58           $14.68           $12.59              $10.37
  Accumulation units outstanding
  at the end of period                 9,941,003        8,031,753        3,585,051               5,120
--------------------------------------------------------------------------------------------------------

(a)  The Separate Account commenced operation on October 16, 1995.
(b) The JNL/Eagle Core Equity Portfolio and the JNL/Eagle SmallCap Equity Portfolio commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the management fee was .90%, the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and the management fee was .75%; and the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and the management fee was .90%.
(d) The JNL/S&P Conservative Growth Portfolio I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Portfolio I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Portfolio I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Portfolio I commenced operations on April 15, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION



                                 April 30, 1999




            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 30, 1999. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 82037-8002, or calling 1-800-766-4683.






                                TABLE OF CONTENTS
                                                                            Page

General Information and History................................................2
Services.......................................................................2
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculation of Performance.....................................................3
Additional Tax Information.................................................... 8
Income Payments; Net Investment Factor .......................................16
Financial Statements .........................................................18

General Information and History

         Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential Corporation plc, London, England, a life insurance company in the United Kingdom.

Services


         Jackson National is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying fund bought and sold by the Separate Account.


         PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, audits and reports on Jackson National's financial statements, including the financial statements of the Separate Account, and performs other professional accounting, auditing and advisory services when engaged to do so by Jackson National.

         Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

Purchase of Securities Being Offered

         The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters


         The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024. JNLD is a subsidiary of Jackson National. During the fiscal years ended December 31, 1998, 1997 and 1996, no underwriting commissions were paid by Jackson National to JNLD.

Calculation of Performance

         When Jackson National advertises performance for an investment portfolio (except the PPM America/JNL Money Market Portfolio), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment portfolio will be shown for periods beginning on the date the investment portfolio first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

         Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment portfolio at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

         The standardized average annual total returns for each investment portfolio (except the PPM America/JNL Money Market Portfolio) for the periods indicated are as follows:


                                                                                   Date of Initial
                                                                                    Investment in
                                                               One Year Period      Corresponding
                                                                   Ended             Series to
                                                              December 31, 1998   December 31, 1998
                                                              -----------------   -----------------
JNL/Alger Growth Portfolio ................................      36.60%               23.69%
JNL/Eagle Core Equity Portfolio ...........................       7.88%               20.68%
JNL/Eagle SmallCap Equity Portfolio .......................      -7.19%               14.18%
JNL/Janus Aggressive Growth Portfolio .....................      48.43%               25.25%
JNL/Janus Capital Growth Portfolio ........................      26.25%               19.92%
JNL/Janus Global Equities Portfolio .......................      18.07%               23.82%
JNL/Putnam Growth Portfolio ...............................      26.01%               26.38%
JNL/Putnam Value Equity Portfolio .........................       3.88%               18.17%
JNL/S&P Conservative Growth Portfolio I ...................        N/A                -3.39%
JNL/S&P Moderate Growth Portfolio I .......................        N/A                -1.81%
JNL/S&P Aggressive Growth Portfolio I .....................        N/A                 0.66%
JNL/S&P Very Aggressive Growth Portfolio I ................        N/A                 3.70%
JNL/S&P Equity Growth Portfolio I .........................        N/A                -1.69%
JNL/S&P Equity Aggressive Growth Portfolio I ..............        N/A                -0.60%
PPM America/JNL Balanced Portfolio ........................       1.49%               11.11%
PPM America/JNL High Yield Bond Portfolio .................      -4.64%                7.91%
Salomon Brothers/JNL Global Bond Portfolio ................      -6.00%                7.49%
Salomon Brothers/JNL U.S. Government & Quality
   Bond Portfolio .........................................       0.85%                4.81%
T. Rowe Price/JNL Established Growth Portfolio ............      18.97%               24.20%
T. Rowe Price/JNL International Equity Investment Portfolio       5.71%                8.89%
T. Rowe Price/JNL Mid-Cap Growth Portfolio ................      12.77%               18.89%



         Prior to May 1, 1997, the PPM America/JNL Balanced Portfolio was the JNL/Phoenix Investment Counsel Balanced Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Growth Portfolio was the JNL/Phoenix Investment Counsel Growth Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Phoenix Value Equity Portfolio was the PPM America/JNL Value Equity Portfolio and the corresponding series was sub-advised by PPM America, Inc.

         Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

         The non-standardized total returns that each investment portfolio (except the PPM America/JNL Money Market Portfolio) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are as follows:

                                                                                 Commencement of
                                                                                  Operations of
                                                             One Year Period      Corresponding
                                                                 Ended              Series to
                                                            December 31, 1998    December 31, 1998
                                                            -----------------    -----------------
JNL/Alger Growth Portfolio** ...............................      43.64%             23.32%
JNL/Eagle Core Equity Portfolio*** .........................      14.92%             22.42%
JNL/Eagle SmallCap Equity Portfolio*** .....................      -0.16%             17.35%
JNL/Janus Aggressive Growth Portfolio* .....................      55.47%             28.49%
JNL/Janus Capital Growth Portfolio* ........................      33.28%             25.68%
JNL/Janus Global Equities Portfolio* .......................      25.10%             27.77%
JNL/Putnam Growth Portfolio* ...............................      33.05%             28.99%
JNL/Putnam Value Equity Portfolio* .........................      10.92%             20.76%
JNL/S&P Conservative Growth Portfolio I**** ................        N/A               3.64%
JNL/S&P Moderate Growth Portfolio I**** ....................        N/A               5.22%
JNL/S&P Aggressive Growth Portfolio I**** ..................        N/A               7.69%
JNL/S&P Very Aggressive Growth Portfolio I**** .............        N/A              10.73%
JNL/S&P Equity Growth Portfolio I**** ......................        N/A               5.34%
JNL/S&P Equity Aggressive Growth Portfolio I**** ...........        N/A               6.43%
PPM America/JNL Balanced Portfolio* ........................       8.53%             13.50%
PPM America/JNL High Yield Bond Portfolio* .................       2.39%              8.84%
Salomon Brothers/JNL Global Bond Portfolio* ................       1.04%              7.94%
Salomon Brothers/JNL U.S. Government & Quality
   Bond Portfolio* .........................................       7.88%              6.21%
T. Rowe Price/JNL Established Growth Portfolio* ............      26.01%             26.35%
T. Rowe Price/JNL International Equity Investment Portfolio*      12.75%              8.89%
T. Rowe Price/JNL Mid-Cap Growth Portfolio* ................      19.80%             23.78%


*  Corresponding series commenced operations on May 15, 1995.
**  Corresponding series commenced operations on October 16, 1995.
***  Corresponding series commenced operations on September 16, 1996.
**** The JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Series I commenced operations on April 13, 1998; and the JNL/S&P Equity Aggressive Growth Series I commenced operations on April 15, 1998. Performance figures are not annualized.

         Prior to May 1, 1997, the PPM America/JNL Balanced Portfolio was the JNL/Phoenix Investment Counsel Balanced Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Growth Portfolio was the JNL/Phoenix Investment Counsel Growth Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Portfolio was the PPM America/JNL Value Equity Portfolio and the corresponding series was sub-advised by PPM America, Inc.

         Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment portfolio has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment portfolio, the non-standardized total return quotations will show the investment performance the investment portfolio would have achieved (reduced by the applicable charges) had it been held in the series for the period quoted. Standardized average annual total return is not available for periods before the investment portfolio was in existence.

         Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

         Jackson National may advertise the current annualized yield for a 30-day period for an investment portfolio. The annualized yield of an investment portfolio refers to the income generated by the investment portfolio over a specified 30-day period. Because this yield is annualized, the yield generated by an investment portfolio during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd

Where:

      a          =                  net  investment  income  earned during the
                                    period by the series  attributable to shares
                                    owned by the investment portfolio.
      b          =                  expenses  for  the  investment  portfolio
                                    accrued    for    the    period    (net   of
                                    reimbursements).
      c          =                  the average  daily number of  accumulation
                                    units outstanding during the period.
      d          =                  the   maximum    offering    price   per
                                    accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


         The yield for the 30-day period ended December 31, 1998 for each of the referenced investment portfolios is as follows:

PPM America/JNL Balanced Portfolio                                      0.90%
PPM America/JNL High Yield Bond Portfolio                               7.04%
Salomon Brothers/JNL Global Bond Portfolio                              5.66%
Salomon Brothers/JNL U.S. Government & Quality Bond Portfolio           3.62%


         Prior to May 1, 1997, the PPM America/JNL Balanced Portfolio was the JNL/Phoenix Investment Counsel Balanced Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc.

         Because of the charges and deductions imposed by the Separate Account, the yield for an investment portfolio will be lower than the yield for the corresponding series. The yield on amounts held in the investment portfolios normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment portfolio's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.


         Any current yield quotations of the PPM America/JNL Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Portfolio based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Portfolio's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Portfolio. The PPM America/JNL Money Market Portfolio's yield and effective yield for the seven day period ended December 31, 1998 were 3.38% and 3.44%, respectively.


         The PPM America/JNL Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Portfolio nor that Portfolio's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

         NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE
TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

         For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

         Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

         The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under
Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code); and (3) hardship withdrawals. Failure to "rollover" the entire amount of an eligible rollover distribution
(including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

         Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued Regulations establishing diversification requirements for the investment portfolios underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

         Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

         The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

         The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

         In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

         Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts


         The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.


Contracts Owned by Other than Natural Persons

         Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

         An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Qualified Plans

         The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans
-------------------

         Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.


         With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Qualified Plans
---------------

         In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

         The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (8) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


         With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


         Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

         The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

         Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

         Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans

         The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

         Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this Prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified plan contracts.


         (a) Tax-Sheltered Annuities


                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)
         (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (b) Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Pension and Profit-Sharing Plans

                  Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d) Non-Qualified Deferred Compensation Plans -- Section 457


                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan.


         (e) Roth IRAs

                  Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.


                  Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

                  Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with the tax year 1998. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Income Payments; Net Investment Factor

         See "Income Payments (The Income Phase)" in the Prospectus.

         The net investment factor is an index applied to measure the net investment performance of an investment portfolio from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

         The net investment factor for any investment portfolio for any valuation period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a series share held in the investment portfolio determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment portfolio (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment portfolio determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                     JACKSON NATIONAL SEPARATE ACCOUNT - I




                                     [LOGO]





















                              FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS



To Jackson National Life Insurance Company and
      Contract Owners of Jackson National Separate Account - I


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the twenty-two portfolios comprising Jackson National
Separate Account - I at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Jackson National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP


February 17, 1999

                                           Jackson National Separate Account - I

                                            Statement of Assets and Liabilities
                                                     December 31, 1998



                                                                                   Portfolios
                                           -----------------------------------------------------------------------------------------
                                               JNL              JNL            JNL                       JNL/Eagle       JNL/Eagle
                                            Aggressive        Capital         Global       JNL/Alger         Core         SmallCap
                                              Growth           Growth        Equities        Growth         Equity         Equity
                                           -------------   -------------  -------------  -------------  ---------------  -----------
Assets:

Investments in JNL Series Trust,
at market value
(See Schedule of Investments) ............   $141,046,026   $104,944,576   $223,980,406   $152,985,337   $ 28,849,717   $ 31,799,046
Due from Jackson National Life
Insurance Company ........................        752,139         17,950         73,272         76,692         51,457         27,786
Receivable for investments sold ..........         10,917         30,811        150,734         72,910         68,270         25,086
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total Assets .............................    141,809,082    104,993,337    224,204,412    153,134,939     28,969,444     31,851,918


Liabilities:

Payable for investments purchased ........        752,139         17,950         73,272         76,692         51,457         27,786
Due to Jackson National Life
Insurance Company ........................         10,917         30,811        150,734         72,910         68,270         25,086
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total Liabilities ........................        763,056         48,761        224,006        149,602        119,727         52,872
                                             ------------   ------------   ------------   ------------   ------------   ------------


Net Assets ...............................   $141,046,026   $104,944,576   $223,980,406   $152,985,337   $ 28,849,717   $ 31,799,046
                                             ============   ============   ============   ============   ============   ============

Total Net Assets Represented by:
Number of units outstanding ..............      6,839,305      5,849,883     11,242,198      7,704,990      1,829,363      2,274,545
                                             ============   ============   ============   ============   ============   ============
Unit value (net assets divided by
units outstanding) .......................   $      20.62   $      17.94   $      19.92   $      19.86   $      15.77   $      13.98
                                             ============   ============   ============   ============   ============   ============



                 See accompanying notes to financial statements.

                                                                                   Portfolios
                                           -----------------------------------------------------------------------------------------
                                                                                             PPM            PPM
                                                            JNL/Putnam         PPM       America/JNL    America/JNL       Salomon
                                             JNL/Putnam        Value       America/JNL    High Yield       Money       Brothers/JNL
                                               Growth         Equity        Balanced         Bond          Market       Global Bond
                                           -------------   -------------  -------------  -------------  ------------  --------------

Assets:

Investments in JNL Series Trust,
at market value
(See Schedule of Investments) ............   $176,397,377   $188,485,252   $ 94,091,797   $ 95,999,095   $ 52,423,383   $ 40,955,834
Due from Jackson National Life
Insurance Company ........................        112,236         72,296         76,533         60,881         15,129         72,932
Receivable for investments sold ..........         44,217         43,814         20,418         16,045        699,420         12,043
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total Assets .............................    176,553,830    188,601,362     94,188,748     96,076,021     53,137,932     41,040,809


Liabilities:

Payable for investments purchased ........        112,236         72,296         76,533         60,881         15,129         72,932
Due to Jackson National Life
Insurance Company ........................         44,217         43,814         20,418         16,045        699,420         12,043
                                             ------------   ------------   ------------   ------------   ------------   ------------
Total Liabilities ........................        156,453        116,110         96,951         76,926        714,549         84,975
                                             ------------   ------------   ------------   ------------   ------------   ------------


Net Assets ...............................   $176,397,377   $188,485,252   $ 94,091,797   $ 95,999,095   $ 52,423,383   $ 40,955,834
                                             ============   ============   ============   ============   ============   ============

Total Net Assets Represented by:
Number of units outstanding ..............      8,348,592     10,899,898      6,574,171      7,350,674      4,713,958      3,166,154
                                             ============   ============   ============   ============   ============   ============
Unit value (net assets divided by
units outstanding) .......................   $      21.13   $      17.29   $      14.31   $      13.06   $      11.12   $      12.94
                                             ============   ============   ============   ============   ============   ============

                                                                  Portfolios
                                           -----------------------------------------------------------
                                                                             T. Rowe
                                               Salomon        T. Rowe        Price/JNL      T. Rowe
                                            Brothers/JNL     Price/JNL     International   Price/JNL
                                           U.S. Government  Established        Equity       Mid-Cap
                                           & Quality Bond      Growth        Investment      Growth
                                           -------------   -------------  -------------  -------------
Assets:

Investments in JNL Series Trust,
at market value
(See Schedule of Investments) ............   $ 60,050,590   $209,481,265   $ 64,992,341   $174,796,271
Due from Jackson National Life
Insurance Company ........................         99,100        194,991        150,477         66,353
Receivable for investments sold ..........          5,165         68,121         11,978         95,648
                                             ------------   ------------   ------------   ------------
Total Assets .............................     60,154,855    209,744,377     65,154,796    174,958,272


Liabilities:

Payable for investments purchased ........         99,100        194,991        150,477         66,353
Due to Jackson National Life
Insurance Company ........................          5,165         68,121         11,978         95,648
                                             ------------   ------------   ------------   ------------
Total Liabilities ........................        104,265        263,112        162,455        162,001
                                             ------------   ------------   ------------   ------------


Net Assets ...............................   $ 60,050,590   $209,481,265   $ 64,992,341   $174,796,271
                                             ============   ============   ============   ============

Total Net Assets Represented by:
Number of units outstanding ..............      5,006,001     10,399,047      4,828,701      9,941,003
                                             ============   ============   ============   ============
Unit value (net assets divided by
units outstanding) .......................   $      12.00   $      20.14   $      13.46   $      17.58
                                             ============   ============   ============   ============

                      Jackson National Separate Account - I

                                December 31, 1998

                                                                                   Portfolios
                                              --------------------------------------------------------------------------------------


                                                                                           JNL/S&P                       JNL/S&P
                                                JNL/S&P        JNL/S&P        JNL/S&P        Very         JNL/S&P         Equity
                                              Conservative    Moderate      Aggressive     Aggressive      Equity       Aggressive
                                                Growth I       Growth I      Growth I      Growth I       Growth I       Growth I
                                              -------------  ------------  -------------  ------------  -------------  -------------
Assets:

Investments in JNL Series Trust,
at market value
(See Schedule of Investments) ............   $ 10,028,699   $ 12,610,937   $  4,424,911    $  2,441,544  $  5,036,607   $  3,236,926
Due from Jackson National Life
Insurance Company ........................         13,878         18,882          2,650          13,510        58,882         25,773
Receivable for investments sold ..........            384            483            170              93           191            158
                                             ------------   ------------   ------------    ------------  ------------   ------------
Total Assets .............................     10,042,961     12,630,302      4,427,731       2,455,147     5,095,680      3,262,857


Liabilities:

Payable for investments purchased ........         13,878         18,882          2,650          13,510        58,882         25,773
Due to Jackson National Life
Insurance Company ........................            384            483            170              93           191            158
                                             ------------   ------------   ------------    ------------  ------------   ------------
Total Liabilities ........................         14,262         19,365          2,820          13,603        59,073         25,931
                                             ------------   ------------   ------------    ------------  ------------   ------------


Net Assets ...............................   $ 10,028,699   $ 12,610,937   $  4,424,911    $  2,441,544  $  5,036,607   $  3,236,926
                                             ============   ============   ============    ============  ============   ============

Total Net Assets Represented by:
Number of units outstanding ..............        967,674      1,198,566        410,888         220,495       478,149        304,127
                                             ============   ============   ============    ============  ============   ============
Unit value (net assets divided by
units outstanding) .......................   $      10.36   $      10.52   $      10.77    $      11.07  $      10.53   $      10.64
                                             ============   ============   ============    ============  ============   ============

                 See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                             Statement of Operations
                          Year ended December 31, 1998


                                                                                     Portfolios
                                                  ----------------------------------------------------------------------------------



                                                      JNL          JNL           JNL                      JNL/Eagle      JNL/Eagle
                                                  Aggressive     Capital        Global       JNL/Alger       Core        SmallCap
                                                    Growth        Growth       Equities        Growth       Equity        Equity
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments:

Proceeds from sales ...........................   $22,478,449   $16,729,142   $30,948,229   $22,092,006   $ 3,530,908   $ 4,509,067
Cost of investments sold ......................    17,862,850    14,393,287    25,749,137    17,039,681     3,270,022     4,861,658
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ................................     4,615,599     2,335,855     5,199,092     5,052,325       260,886      (352,591)


Change in net unrealized gain on
investments:

Unrealized gain beginning of year .............     6,566,393     9,216,063    14,341,791    12,927,438     1,358,754       948,517
Unrealized gain end of year ...................    49,487,361    32,985,801    50,589,160    51,837,647     4,137,098     1,497,307
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized gain on
   investments ................................    42,920,968    23,769,738    36,247,369    38,910,209     2,778,344       548,790
                                                  -----------   -----------   -----------   -----------   -----------   -----------


Net gain on investments .......................    47,536,567    26,105,593    41,446,461    43,962,534     3,039,230       196,199


Expenses:

Administrative charge .........................       148,725       121,112       283,226       169,897        28,467        31,118
Mortality and expense charge ..................     1,239,374     1,009,269     2,360,220     1,415,809       237,222       259,314
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Total expenses ................................     1,388,099     1,130,381     2,643,446     1,585,706       265,689       290,432
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .....................   $46,148,468   $24,975,212   $38,803,015   $42,376,828   $ 2,773,541   $   (94,233)
                                                  ===========   ===========   ===========   ===========   ===========   ===========



                See accompanying notes to financial statements.

                                                                                    Portfolios
                                                ------------------------------------------------------------------------------------
                                                                                              PPM            PPM
                                                               JNL/Putnam       PPM       America/JNL    America/JNL      Salomon
                                                 JNL/Putnam      Value        America/JNL  High Yield       Money       Brothers/JNL
                                                    Growth       Equity        Balanced       Bond          Marke       Global Bond
                                                -------------   -----------   -----------   -----------   -----------   ------------
Net realized gain (loss) from sales
of investments:

Proceeds from sales ...........................   $23,069,466   $26,212,067   $11,498,996   $26,352,420   $89,376,464   $11,621,611
Cost of investments sold ......................    19,196,419    24,190,711    10,020,125    24,551,792    87,463,383    10,950,841
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ................................     3,873,047     2,021,356     1,478,871     1,800,628     1,913,081       670,770


Change in net unrealized gain on
investments:

Unrealized gain beginning of year .............    10,554,634     9,825,588     7,805,534     5,314,048       874,329     2,530,302
Unrealized gain end of year ...................    45,340,042    24,616,797    13,317,898     6,008,859     1,448,061     2,650,450
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized gain on
   investments ................................    34,785,408    14,791,209     5,512,364       694,811       573,732       120,148
                                                  -----------   -----------   -----------   -----------   -----------   -----------


Net gain on investments .......................    38,658,455    16,812,565     6,991,235     2,495,439     2,486,813       790,918


Expenses:

Administrative charge .........................       187,378       230,885       118,596       129,335        76,791        59,361
Mortality and expense charge ..................     1,561,482     1,924,037       988,300     1,077,793       639,922       494,672
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Total expenses ................................     1,748,860     2,154,922     1,106,896     1,207,128       716,713       554,033
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .....................   $36,909,595   $14,657,643   $ 5,884,339   $ 1,288,311   $ 1,770,100   $   236,885
                                                  ===========   ===========   ===========   ===========   ===========   ===========

---------------------------------
1    Period from April 9, 1998 (commencement of operations)
2    Period from April 8, 1998 (commencement of operations)
3    Period from April 1, 1998 (commencement of operations)
4    Period from April 13, 1998 (commencement of operations)
5    Period from April 15, 1998 (commencement of operations)

                See accompanying notes to financial statements.

                                                                                    Portfolios
                                               -------------------------------------------------------------------------------------

                                                                               T. Rowe
                                                  Salomon         T. Rowe     Price/JNL      T. Rowe
                                                Brothers/JNL     Price/JNL   International  Price/JNL       JNL/S&P        JNL/S&P
                                               U.S. Government  Established     Equity       Mid-Cap      Conservative     Moderate
                                               & Quality Bond     Growth       Investment     Growth       Growth I(1)   Growth I(2)
                                               --------------   -----------   -----------   -----------   -----------    -----------
Net realized gain (loss) from sales
of investments:

Proceeds from sales ...........................   $15,176,261   $28,277,325   $13,273,943   $29,118,733   $   644,794   $ 1,759,236
Cost of investments sold ......................    14,157,270    23,450,800    12,333,125    24,979,251       660,751     1,830,218
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ................................     1,018,991     4,826,525       940,818     4,139,482       (15,957)      (70,982)


Change in net unrealized gain
on investments:

Unrealized gain beginning of year .............     1,594,733    18,774,315       904,389    17,999,889          --            --
Unrealized gain end of year ...................     4,016,253    53,413,273     7,505,901    42,084,725       670,963     1,150,278
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Change in net unrealized gain on
   investments ................................     2,421,520    34,638,958     6,601,512    24,084,836       670,963     1,150,278
                                                  -----------   -----------   -----------   -----------   -----------   -----------


Net gain on investments .......................     3,440,511    39,465,483     7,542,330    28,224,318       655,006     1,079,296


Expenses:

Administrative charge .........................        58,830       244,140        91,327       217,537         3,948         4,756
Mortality and expense charge ..................       490,253     2,034,500       761,061     1,812,808        32,901        39,629
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Total expenses ................................       549,083     2,278,640       852,388     2,030,345        36,849        44,385
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .....................   $ 2,891,428   $37,186,843   $ 6,689,942   $26,193,973   $   618,157   $ 1,034,911
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                         Portfolios
                                                 ---------------------------------------------------------
                                                                  JNL/S&P                      JNL/S&P
                                                  JNL/S&P          Very          JNL/S&P        Equity
                                                 Aggressive     Aggressive       Equity        Aggressive
                                                 Growth I(2)    Growth I(3)     Growth I(4)    Growth I(5)
                                                 ------------   -----------   -----------   --------------
Net realized gain (loss) from sales
of investments:

Proceeds from sales ...........................   $ 2,095,817   $ 1,011,345   $   428,796   $   300,801
Cost of investments sold ......................     2,132,899       965,567       467,545       325,688
                                                  -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ................................       (37,082)       45,778       (38,749)      (24,887)


Change in net unrealized gain
on investments:

Unrealized gain beginning of year .............          --            --            --            --
Unrealized gain end of year ...................       428,754       251,923       558,366       374,112
                                                  -----------   -----------   -----------   -----------
Change in net unrealized gain on
   investments ................................       428,754       251,923       558,366       374,112
                                                  -----------   -----------   -----------   -----------


Net gain on investments .......................       391,672       297,701       519,617       349,225


Expenses:

Administrative charge .........................         2,247         1,371         2,158         1,394
Mortality and expense charge ..................        18,728        11,424        17,983        11,615
                                                  -----------   -----------   -----------   -----------

Total expenses ................................        20,975        12,795        20,141        13,009
                                                  -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .....................   $   370,697   $   284,906   $   499,476   $   336,216
                                                  ===========   ===========   ===========   ===========

                      Jackson National Separate Account - I

                       Statements of Changes in Net Assets

                                                                                          Portfolios
                                                          --------------------------------------------------------------------------
                                                                     JNL Aggressive                           JNL Capital
                                                                          Growth                                 Growth
                                                          -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .....................................      $   4,615,599       $     866,398       $   2,335,855       $     301,251
Change in net unrealized gain (loss) on
investments ........................................         42,920,968           5,415,158          23,769,738           8,840,685
Administrative charge ..............................           (148,725)            (78,473)           (121,112)            (80,287)
Mortality and expense charge .......................         (1,239,374)           (653,938)         (1,009,269)           (669,055)
                                                          -------------       -------------       -------------       -------------

Increase (decrease) in net assets resulting
from operations ....................................         46,148,468           5,549,145          24,975,212           8,392,594


Net deposits into Separate Account
(Note 6) ...........................................         23,646,262          37,560,141          10,882,915          25,254,359
                                                          -------------       -------------       -------------       -------------

Increase in net assets .............................         69,794,730          43,109,286          35,858,127          33,646,953


Net Assets:

Beginning of period ................................         71,251,296          28,142,010          69,086,449          35,439,496
                                                          -------------       -------------       -------------       -------------

End of period ......................................      $ 141,046,026       $  71,251,296       $ 104,944,576       $  69,086,449
                                                          =============       =============       =============       =============


              See accompanying notes to the financial statements.

                                                                                          Portfolios
                                                          --------------------------------------------------------------------------
                                                                      JNL Global                               JNL/Alger
                                                                       Equities                                 Growth
                                                          -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .....................................      $   5,199,092       $   1,621,040       $   5,052,325       $   1,494,359
Change in net unrealized gain (loss) on
investments ........................................         36,247,369          11,430,440          38,910,209          10,624,952
Administrative charge ..............................           (283,226)           (150,545)           (169,897)            (89,531)
Mortality and expense charge .......................         (2,360,220)         (1,254,542)         (1,415,809)           (746,090)
                                                          -------------       -------------       -------------       -------------

Increase (decrease) in net assets resulting
from operations ....................................         38,803,015          11,646,393          42,376,828          11,283,690


Net deposits into Separate Account
(Note 6) ...........................................         40,775,401          90,834,074          28,935,356          33,612,656
                                                          -------------       -------------       -------------       -------------

Increase in net assets .............................         79,578,416         102,480,467          71,312,184          44,896,346


Net Assets:

Beginning of period ................................        144,401,990          41,921,523          81,673,153          36,776,807
                                                          -------------       -------------       -------------       -------------

End of period ......................................      $ 223,980,406       $ 144,401,990       $ 152,985,337       $  81,673,153
                                                          =============       =============       =============       =============

                                                                                          Portfolios
                                                          --------------------------------------------------------------------------
                                                                        JNL/Eagle                               JNL/Eagle
                                                                       Core Equity                          SmallCap Equity
                                                         -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .....................................       $    260,886        $     32,173        $   (352,591)       $    203,095
Change in net unrealized gain (loss) on
investments ........................................          2,778,344           1,346,026             548,790             899,678
Administrative charge ..............................            (28,467)             (8,399)            (31,118)             (9,255)
Mortality and expense charge .......................           (237,222)            (69,994)           (259,314)            (77,124)
                                                           ------------        ------------        ------------        ------------

Increase (decrease) in net assets resulting
from operations ....................................          2,773,541           1,299,806             (94,233)          1,016,394


Net deposits into Separate Account
(Note 6) ...........................................         15,557,105           8,326,570          19,880,105          10,206,905
                                                           ------------        ------------        ------------        ------------

Increase in net assets .............................         18,330,646           9,626,376          19,785,872          11,223,299


Net Assets:

Beginning of period ................................         10,519,071             892,695          12,013,174             789,875
                                                           ------------        ------------        ------------        ------------

End of period ......................................       $ 28,849,717        $ 10,519,071        $ 31,799,046        $ 12,013,174
                                                           ============        ============        ============        ============


                                                            Portfolios
                                             -----------------------------------
                                                            JNL/Putnam
                                                              Growth
                                             ----------------------------------
                                                           Year ended
                                                           December 31,
                                             -----------------------------------
                                                     1998              1997
                                             ------------------  ---------------

Operations:

Net realized gain (loss) from sales
of investments ...............................   $   3,873,047    $     638,488
Change in net unrealized gain (loss) on
investments ..................................      34,785,408        9,468,318
Administrative charge ........................        (187,378)         (76,896)
Mortality and expense charge .................      (1,561,482)        (640,797)
                                                 -------------    -------------

Increase (decrease) in net assets resulting
from operations ..............................      36,909,595        9,389,113


Net deposits into Separate Account
(Note 6) .....................................      56,793,299       51,065,168
                                                 -------------    -------------

Increase in net assets .......................      93,702,894       60,454,281


Net Assets:

Beginning of period ..........................      82,694,483       22,240,202
                                                 -------------    -------------

End of period ................................   $ 176,397,377    $  82,694,483
                                                 =============    =============

                      Jackson National Separate Account - I


                                                                                          Portfolios
                                                          --------------------------------------------------------------------------
                                                                        JNL/Putnam                           PPM Amierca/JNL
                                                                       Value Equity                             Balanced
                                                          -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------

Operations:

Net realized gain (loss) from sales
of investments .....................................      $   2,021,356       $     595,400       $   1,478,871       $     484,105
Change in net unrealized gain (loss) on
investments ........................................         14,791,209           8,307,414           5,512,364           6,430,792
Administrative charge ..............................           (230,885)            (83,044)           (118,596)            (61,547)
Mortality and expense charge .......................         (1,924,037)           (692,035)           (988,300)           (512,889)
                                                          -------------       -------------       -------------       -------------

Increase (decrease) in net assets resulting
from operations ....................................         14,657,643           8,127,735           5,884,339           6,340,461


Net deposits into Separate Account
(Note 6) ...........................................         65,855,834          82,577,176          29,035,661          28,882,738
                                                          -------------       -------------       -------------       -------------

Increase in net assets .............................         80,513,477          90,704,911          34,920,000          35,223,199


Net Assets:

Beginning of period ................................        107,971,775          17,266,864          59,171,797          23,948,598
                                                          -------------       -------------       -------------       -------------
End of period ......................................      $ 188,485,252       $ 107,971,775       $  94,091,797       $  59,171,797
                                                          =============       =============       =============       =============

                                                            Portfolios
                                             -----------------------------------
                                                          PPM America/JNL
                                                          High Yield Bond
                                             -----------------------------------
                                                           Year ended
                                                           December 31,
                                             -----------------------------------
                                                     1998              1997
                                             ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .................................   $  1,800,628    $    461,507
Change in net unrealized gain (loss) on
investments ....................................        694,811       4,572,928
Administrative charge ..........................       (129,335)        (52,086)
Mortality and expense charge ...................     (1,077,793)       (434,046)
                                                   ------------    ------------

Increase (decrease) in net assets resulting
from operations ................................      1,288,311       4,548,303


Net deposits into Separate Account
(Note 6) .......................................     34,623,835      42,618,313
                                                   ------------    ------------

Increase in net assets .........................     35,912,146      47,166,616


Net Assets:

Beginning of period ............................     60,086,949      12,920,333
                                                   ------------    ------------

End of period ..................................   $ 95,999,095    $ 60,086,949
                                                   ============    ============

                 See accompanying notes to financial statements.

                                                                                       Portfolios
                                                          --------------------------------------------------------------------------
                                                                  PPM America/JNL                        Salomon Brothers/JNL
                                                                    Money Market                              Global Bond
                                                         -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .....................................       $  1,913,081        $  1,032,988        $    670,770        $    216,731
Change in net unrealized gain (loss) on
investments ........................................            573,732             610,915             120,148           2,033,179
Administrative charge ..............................            (76,791)            (50,377)            (59,361)            (33,550)
Mortality and expense charge .......................           (639,922)           (419,810)           (494,672)           (279,583)
                                                           ------------        ------------        ------------        ------------

Increase (decrease) in net assets resulting
from operations ....................................          1,770,100           1,173,716             236,885           1,936,777


Net deposits into Separate Account
(Note 6) ...........................................          9,241,010          17,485,865           7,382,318          20,696,256
                                                           ------------        ------------        ------------        ------------

Increase in net assets .............................         11,011,110          18,659,581           7,619,203          22,633,033


Net Assets:

Beginning of period ................................         41,412,273          22,752,692          33,336,631          10,703,598
                                                           ------------        ------------        ------------        ------------

End of period ......................................       $ 52,423,383        $ 41,412,273        $ 40,955,834        $ 33,336,631
                                                           ============        ============        ============        ============

                                                                                       Portfolios
                                                          --------------------------------------------------------------------------
                                                                 Salomon Brothers/JNL
                                                                    U.S. Government                         T. Rowe Price/JNL
                                                                    & Quality Bond                         Established Growth
                                                         -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .....................................      $   1,018,991       $     154,931       $   4,826,525       $   1,641,416
Change in net unrealized gain (loss) on
investments ........................................          2,421,520           1,323,094          34,638,958          16,283,327
Administrative charge ..............................            (58,830)            (23,031)           (244,140)           (109,782)
Mortality and expense charge .......................           (490,253)           (191,925)         (2,034,500)           (914,851)
                                                          -------------       -------------       -------------       -------------

Increase (decrease) in net assets resulting
from operations ....................................          2,891,428           1,263,069          37,186,843          16,900,110


Net deposits into Separate Account
(Note 6) ...........................................         33,913,087          12,663,491          56,888,880          67,178,828
                                                          -------------       -------------       -------------       -------------

Increase in net assets .............................         36,804,515          13,926,560          94,075,723          84,078,938


Net Assets:

Beginning of period ................................         23,246,075           9,319,515         115,405,542          31,326,604
                                                          -------------       -------------       -------------       -------------

End of period ......................................      $  60,050,590       $  23,246,075       $ 209,481,265       $ 115,405,542
                                                          =============       =============       =============       =============

                     Jackson National Separate Account - I
                Statements of Changes in Net Assets (continued)

                                                                                          Portfolios
                                                          --------------------------------------------------------------------------
                                                                  T. Rowe Price/JNL
                                                                 International Equity                      T. Rowe Price/JNL
                                                                      Investment                             Mid-Cap Growth
                                                         -------------------------------------  -----------------------------------
                                                                      Year ended                               Year ended
                                                                      December 31,                             December 31,
                                                          -------------------------------------  -----------------------------------
                                                                 1998               1997                 1998              1997
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .....................................      $     940,818       $     382,718       $   4,139,482       $   1,121,672
Change in net unrealized gain (loss) on
investments ........................................          6,601,512            (369,454)         24,084,836          14,460,621
Administrative charge ..............................            (91,327)            (62,171)           (217,537)           (122,581)
Mortality and expense charge .......................           (761,061)           (518,091)         (1,812,808)         (1,021,503)
                                                          -------------       -------------       -------------       -------------

Increase (decrease) in net assets resulting
from operations ....................................          6,689,942            (566,998)         26,193,973          14,438,209


Net deposits into Separate Account
(Note 6) ...........................................          5,696,219          29,138,889          30,720,629          58,296,400
                                                          -------------       -------------       -------------       -------------

Increase in net assets .............................         12,386,161          28,571,891          56,914,602          72,734,609


Net Assets:

Beginning of period ................................         52,606,180          24,034,289         117,881,669          45,147,060
                                                          -------------       -------------       -------------       -------------

End of period ......................................      $  64,992,341       $  52,606,180       $ 174,796,271       $ 117,881,669
                                                          =============       =============       =============       =============

                                                            Portfolios
                                             -----------------------------------
                                                 JNL/S&P             JNL/S&P
                                               Conservative          Moderate
                                                 Growth I            Growth I
                                             ------------------  ---------------
                                                 Period from       Period from
                                               April 9, 1998*     April 8, 1998*
                                              to December 31,    to December 31,
                                                    1998              1998
                                             ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .................................   $    (15,957)   $    (70,982)
Change in net unrealized gain (loss) on
investments ....................................        670,963       1,150,278
Administrative charge ..........................         (3,948)         (4,756)
Mortality and expense charge ...................        (32,901)        (39,629)
                                                   ------------    ------------

Increase (decrease) in net assets resulting
from operations ................................        618,157       1,034,911


Net deposits into Separate Account
(Note 6) .......................................      9,410,542      11,576,026
                                                   ------------    ------------

Increase in net assets .........................     10,028,699      12,610,937


Net Assets:

Beginning of period ............................           --              --
                                                   ------------    ------------

End of period ..................................   $ 10,028,699    $ 12,610,937
                                                   ============    ============


                See accompanying notes to financial statements.

                                                                                         Portfolios
                                                          --------------------------------------------------------------------------
                                                                                   JNL/S&P                               JNL/S&P
                                                               JNL/S&P              Very               JNL/S&P           Equity
                                                             Aggressive          Aggressive             Equity          Aggressive
                                                              Growth I            Growth I             Growth I          Growth I
                                                          ------------------  -----------------  ------------------  ---------------
                                                             Period from         Period from        Period from        Period from
                                                            April 8, 1998*      April 1, 1998*     April 13, 1998*   April 15, 1998*
                                                            to December 31,     to December 31,    To December 31,   to December 31,
                                                                1998                1998                1998              1998
                                                          ------------------  -----------------  ------------------  ---------------
Operations:

Net realized gain (loss) from sales
of investments .........................................       $   (37,082)       $    45,778        $   (38,749)       $   (24,887)
Change in net unrealized gain (loss) on
investments ............................................           428,754            251,923            558,366            374,112
Administrative charge ..................................            (2,247)            (1,371)            (2,158)            (1,394)
Mortality and expense charge ...........................           (18,728)           (11,424)           (17,983)           (11,615)
                                                               -----------        -----------        -----------        -----------

Increase (decrease) in net assets resulting
from operations ........................................           370,697            284,906            499,476            336,216


Net deposits into Separate Account
(Note 6) ...............................................         4,054,214          2,156,638          4,537,131          2,900,710
                                                               -----------        -----------        -----------        -----------

Increase in net assets .................................         4,424,911          2,441,544          5,036,607          3,236,926


Net Assets:

Beginning of period ....................................              --                 --                 --                 --
                                                               -----------        -----------        -----------        -----------

End of period ..........................................       $ 4,424,911        $ 2,441,544        $ 5,036,607        $ 3,236,926
                                                               ===========        ===========        ===========        ===========

                      Jackson National Separate Account - I

                             Schedule of Investments
                                December 31, 1998



                                                                           Number                             Market
JNL Series Trust                                                          of Shares           Cost             Value
----------------                                                       ----------------    --------------  ---------------
JNL Aggressive Growth.............................................           6,387,954     $  91,558,665   $  141,046,026

JNL Capital Growth................................................           5,062,449        71,958,775      104,944,576

JNL Global Equities...............................................          10,130,276       173,391,246      223,980,406

JNL/Alger Growth..................................................           8,073,105       101,147,690      152,985,337

JNL/Eagle Core Equity.............................................           1,813,307        24,712,619       28,849,717

JNL/Eagle SmallCap Equity.........................................           2,145,685        30,301,739       31,799,046

JNL/Putnam Growth.................................................           7,709,676       131,057,335      176,397,377

JNL/Putnam Value Equity...........................................          10,333,621       163,868,455      188,485,252

PPM America/JNL Balanced..........................................           6,980,104        80,773,899       94,091,797

PPM America/JNL High Yield Bond...................................           8,815,344        89,990,236       95,999,095

PPM America/JNL Money Market......................................          52,423,383        50,975,322       52,423,383

Salomon Brothers/JNL Global Bond..................................           3,838,410        38,305,384       40,955,834

Salomon Brothers/JNL U.S. Government & Quality Bond...............           5,385,703        56,034,337       60,050,590

T. Rowe Price/JNL Established Growth..............................          10,990,622       156,067,992      209,481,265

T. Rowe Price/JNL International Equity Investment.................           4,771,831        57,486,440       64,992,341

T. Rowe Price/JNL Mid-Cap Growth..................................           8,555,862       132,711,546      174,796,271

JNL/S&P Conservative Growth I.....................................             957,851         9,357,736       10,028,699

JNL/S&P Moderate Growth I.........................................           1,186,353        11,460,659       12,610,937

JNL/S&P Aggressive Growth I.......................................             406,701         3,996,157        4,424,911

JNL/S&P Very Aggressive Growth I..................................             218,190         2,189,621        2,441,544

JNL/S&P Equity Growth I...........................................             473,365         4,478,241        5,036,607

JNL/S&P Equity Aggressive Growth I................................             301,109         2,862,814        3,236,926




                 See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                          Notes to Financial Statements


Note 1 - Organization

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-two Portfolios, each of which invests in the following series of the JNL Series Trust:

                  JNL  Aggressive  Growth  Series
                  JNL Capital  Growth Series
                  JNL Global Equities Series
                  JNL/Alger Growth Series
                  JNL/Eagle Core Equity Series
                  JNL/Eagle  SmallCap  Equity  Series
                  JNL/Putnam Growth Series
                  JNL/Putnam  Value Equity Series
                  PPM America/JNL Balanced  Series
                  PPM  America/JNL  High Yield Bond  Series
                  PPM America/JNL  Money Market Series
                  Salomon  Brothers/JNL  Global Bond Series
                  Salomon Brothers/JNL U.S. Government & Quality Bond Series
                  T. Rowe Price/JNL Established Growth Series
                  T. Rowe Price/JNL International Equity Investment Series
                  T. Rowe Price/JNL Mid-Cap Growth Series
                  JNL/S&P Conservative Growth Series I
                  JNL/S&P Moderate Growth Series I
                  JNL/S&P Aggressive Growth Series I
                  JNL/S&P Very Aggressive Growth Series I
                  JNL/S&P Equity Growth Series I
                  JNL/S&P Equity Aggressive Growth Series I

         Jackson National Financial Services, LLC, a wholly-owned subsidiary of JNL, serves as investment adviser for all the series of the JNL Series Trust.

                      Jackson National Separate Account - I

Note 2 - Significant Accounting Policies

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments
         -----------

                  The Separate Account's investments in the corresponding series of the JNL Series Trust are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in JNL Series Trust are recorded on trade date. The Separate Account does not record dividend income as the series follow the accounting practice known as consent dividending, whereby all of its net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the series.

         Federal Income Taxes
         --------------------

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contract.

         Contract Maintenance Charge
         ---------------------------

                  An annual contract maintenance charge of $35 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 1998, $564,232 in contract maintenance charges were assessed.

                      Jackson National Separate Account - I

Note 3 - Policy Charges (continued)

         Transfer Fee Charge
         -------------------

                  A  transfer  fee  of $25  will  apply  to  transfers  made  by policyholders between the Portfolios and between the Portfolios and the general account in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 1998, $4,200 in transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge
         ---------------------------------------------

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by JNL and withheld from the proceeds of the withdrawals. For the period ended December 31, 1998, $1,445,120 in surrender charges were assessed.

         Insurance Charges
         -----------------

                  JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

                      Jackson National Separate Account - I

Note 4 - Purchases and Sales of Investments

         For the period ended December 31, 1998, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:

                                                                                            Proceeds
JNL Series Trust                                                           Purchases       from Sales
----------------                                                        ---------------- ----------------
JNL Aggressive Growth..................................................   $ 44,736,612     $ 22,478,449

JNL Capital Growth.....................................................     26,481,676       16,729,142

JNL Global Equities....................................................     69,080,184       30,948,229

JNL/Alger Growth.......................................................     49,441,656       22,092,006

JNL/Eagle Core Equity..................................................     18,822,324        3,530,908

JNL/Eagle SmallCap Equity..............................................     24,098,740        4,509,067

JNL/Putnam Growth......................................................     78,113,905       23,069,466

JNL/Putnam Value Equity................................................     89,912,979       26,212,067

PPM America/JNL Balanced...............................................     39,427,761       11,498,996

PPM America/JNL High Yield Bond........................................     59,769,127       26,352,420

PPM America/JNL Money Market...........................................     97,900,761       89,376,464

Salomon Brothers/JNL Global Bond.......................................     18,449,896       11,621,611

Salomon Brothers/JNL U.S. Government & Quality Bond....................     48,540,265       15,176,261

T. Rowe Price/JNL Established Growth...................................     82,887,565       28,277,325

T. Rowe Price/JNL International Equity Investment......................     18,117,774       13,273,943

T. Rowe Price/JNL Mid-Cap Growth.......................................     57,809,017       29,118,733

JNL/S&P Conservative Growth I..........................................     10,018,487          644,794

JNL/S&P Moderate Growth I..............................................     13,290,877        1,759,236

JNL/S&P Aggressive Growth I............................................      6,129,056        2,095,817

JNL/S&P Very Aggressive Growth I.......................................      3,155,188        1,011,345

JNL/S&P Equity Growth I................................................      4,945,786          428,796

JNL/S&P Equity Aggressive Growth I.....................................      3,188,502          300,801

                      Jackson National Separate Account - I

Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the periods ended December 31, 1998 and 1997:

                                          Units                                Units                                Units
                                       Outstanding    Units       Units     Outstanding    Units       Units     Outstanding
Portfolio:                             at 12/31/96    Issued     Redeemed   at 12/31/97    Issued     Redeemed   at 12/31/98
----------                             ------------ ----------- ----------- ------------ ----------- ----------- ------------

JNL Aggressive Growth...............    2,355,530   3,830,809   (814,960)    5,371,379    2,787,639  (1,319,713)   6,839,305

JNL Capital Growth..................    2,985,668   3,195,545   (1,048,470)  5,132,743    1,833,616  (1,116,476)   5,849,883

JNL Global Equities.................    3,090,234   6,868,896   (891,853)    9,067,277    3,746,642  (1,571,721)  11,242,198

JNL/Alger Growth....................    3,310,810   3,360,067   (762,431)    5,908,446    3,064,437  (1,267,893)   7,704,990

JNL/Eagle Core Equity...............       84,895     700,021    (18,400)      766,516    1,291,060   (228,213)    1,829,363

JNL/Eagle SmallCap Equity...........       71,014     926,135   (139,203)      857,946    1,751,877   (335,278)    2,274,545

JNL/Putnam Growth...................    1,682,604   3,978,206   (453,516)    5,207,294    4,324,364  (1,183,066)   8,348,592

JNL/Putnam Value Equity.............    1,330,288   5,934,203   (338,984)    6,925,507    5,474,730  (1,500,339)  10,899,898

PPM America/JNL Balanced............    2,120,529   2,739,911   (373,467)    4,486,973    2,840,078   (752,880)    6,574,171

PPM America/JNL High Yield Bond.....    1,147,840   4,075,178   (511,967)    4,711,051    4,571,237  (1,931,614)   7,350,674

PPM America/JNL Money Market........    2,193,176   8,222,523   (6,560,576)  3,855,123    8,948,994  (8,090,159)   4,713,958

Salomon Brothers/JNL Global Bond....      911,885   1,958,400   (266,428)    2,603,857    1,427,619   (865,322)    3,166,154

Salomon Brothers/JNL U.S. Government
  & Quality Bond ...................      902,055   1,564,041   (375,521)    2,090,575    4,167,543  (1,252,117)   5,006,001

T. Rowe Price/JNL Established Growth    2,500,896   5,454,859   (736,966)    7,218,789    4,670,050  (1,489,792)  10,399,047

T. Rowe Price/JNL International
  Equity Investment.................    2,039,430   2,905,132   (537,920)    4,406,642    1,396,050   (973,991)    4,828,701

T. Rowe Price/JNL Mid-Cap Growth....    3,585,051   5,339,307   (892,605)    8,031,753    3,689,921  (1,780,671)   9,941,003

JNL/S&P Conservative Growth I.......           -           -           -            -     1,031,476    (63,802)      967,674

JNL/S&P Moderate Growth I...........           -           -           -            -     1,386,264   (187,698)    1,198,566

JNL/S&P Aggressive Growth I.........           -           -           -            -       627,797   (216,909)      410,888

JNL/S&P Very Aggressive Growth I....           -           -           -            -       317,036    (96,541)      220,495

JNL/S&P Equity Growth I.............           -           -           -            -       523,931    (45,782)      478,149

JNL/S&P Equity Aggressive Growth I..           -           -           -            -       337,114    (32,987)      304,127

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended December 31, 1998 and 1997:


                                                                                           Portfolios
                                                           -------------------------------------------------------------------------
                                                                   JNL Aggressive                           JNL Capital
                                                                       Growth                                 Growth
                                                           --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------

Proceeds from units issued .........................       $ 24,607,596        $ 45,265,821        $ 14,145,762        $ 37,672,456
Value of units redeemed ............................         (4,443,338)        (10,290,778)         (4,046,738)        (11,594,857)
Transfers between portfolios and between
portfolios and general account .....................          3,644,689           2,651,747             917,056            (752,866)
                                                           ------------        ------------        ------------        ------------

Total gross deposits net of
transfers to general account .......................         23,808,947          37,626,790          11,016,080          25,324,733

Deductions:
Policyholder charges ...............................            162,685              66,649             133,165              70,374
                                                           ------------        ------------        ------------        ------------


Net deposits from policyholders ....................       $ 23,646,262        $ 37,560,141        $ 10,882,915        $ 25,254,359
                                                           ============        ============        ============        ============


                                                  ------------------------------
                                                           JNL Global
                                                            Equities
                                                  ------------------------------
                                                           Year ended
                                                           December 31,
                                                  ------------------------------
                                                      1998               1997
                                                  ------------     -------------

Proceeds from units issued ...................    $ 41,627,440     $ 93,402,947
Value of units redeemed ......................      (7,440,945)     (13,733,122)
Transfers between portfolios and between
portfolios and general account ...............       6,833,409       11,247,196
                                                  ------------     ------------

Total gross deposits net of
transfers to general account .................      41,019,904       90,917,021

Deductions:
Policyholder charges .........................         244,503           82,947
                                                  ------------     ------------


Net deposits from policyholders ..............    $ 40,775,401     $ 90,834,074
                                                  ============     ============

                                                           -------------------------------------------------------------------------
                                                                      JNL/Alger                              JNL/Eagle
                                                                       Growth                               Core Equity
                                                           --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------
Proceeds from units issued .........................       $ 26,745,114        $ 38,632,352        $ 10,633,575        $  7,461,654
Value of units redeemed ............................         (5,120,589)         (9,648,065)           (635,090)           (234,793)
Transfers between portfolios and between
portfolios and general account .....................          7,457,907           4,701,036           5,575,481           1,100,202
                                                           ------------        ------------        ------------        ------------

Total gross deposits net of
transfers to general account .......................         29,082,432          33,685,323          15,573,966           8,327,063

Deductions:
Policyholder charges ...............................            147,076              72,667              16,861                 493
                                                           ------------        ------------        ------------        ------------


Net deposits from policyholders ....................       $ 28,935,356        $ 33,612,656        $ 15,557,105        $  8,326,570
                                                           ============        ============        ============        ============

                                                           -------------------------------------------------------------------------
                                                                     JNL/Eagle                              JNL/Putnam
                                                                  SmallCap Equity                             Growth
                                                          --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------

Proceeds from units issued .........................       $ 12,039,689        $ 10,214,402        $ 49,827,649        $ 49,336,186
Value of units redeemed ............................           (509,032)         (1,846,474)         (6,336,122)         (6,547,755)
Transfers between portfolios and between
portfolios and general account .....................          8,364,386           1,839,874          13,491,673           8,329,906
                                                           ------------        ------------        ------------        ------------

Total gross deposits net of
transfers to general account .......................         19,895,043          10,207,802          56,983,200          51,118,337

Deductions:
Policyholder charges ...............................             14,938                 897             189,901              53,169
                                                           ------------        ------------        ------------        ------------


Net deposits from policyholders ....................       $ 19,880,105        $ 10,206,905        $ 56,793,299        $ 51,065,168
                                                           ============        ============        ============        ============

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)


                                                                                        Portfolios
                                                          -------------------------------------------------------------------------
                                                                    JNL/Putnam                           PPM America/JNL
                                                                   Value Equity                              Balanced
                                                          --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------
Proceeds from units issued .........................       $ 61,152,713        $ 70,909,880        $ 26,538,757        $ 29,379,692
Value of units redeemed ............................         (6,233,980)         (4,969,063)         (3,923,546)         (4,501,905)
Transfers between portfolios and between
portfolios and general account .....................         11,112,397          16,686,473           6,503,296           4,046,815
                                                           ------------        ------------        ------------        ------------

Total gross deposits net of
transfers to general account .......................         66,031,130          82,627,290          29,118,507          28,924,602

Deductions:
Policyholder charges ...............................            175,296              50,114              82,846              41,864
                                                           ------------        ------------        ------------        ------------


Net deposits from policyholders ....................       $ 65,855,834        $ 82,577,176        $ 29,035,661        $ 28,882,738
                                                           ============        ============        ============        ============

                                                  ------------------------------
                                                         PPM America/JNL
                                                         High Yield Bond
                                                  ------------------------------
                                                           Year ended
                                                           December 31,
                                                  ------------------------------
                                                      1998               1997
                                                  ------------     -------------

Proceeds from units issued ...................    $ 39,826,976     $ 44,481,004
Value of units redeemed ......................      (4,032,454)      (6,127,340)
Transfers between portfolios and between
portfolios and general account ...............      (1,083,299)       4,294,304
                                                  ------------     ------------

Total gross deposits net of
transfers to general account .................      34,711,223       42,647,968

Deductions:
Policyholder charges .........................          87,388           29,655
                                                  ------------     ------------


Net deposits from policyholders ..............    $ 34,623,835     $ 42,618,313
                                                  ============     ============

                                                          -------------------------------------------------------------------------
                                                                 PPM America/JNL                        Salomon Brothers/JNL
                                                                   Money Market                               Global Bond
                                                          --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------

Proceeds from units issued .........................       $ 30,782,206        $ 86,733,951        $ 10,063,455        $ 22,112,972
Value of units redeemed ............................         (7,926,544)        (34,907,833)         (1,972,251)         (3,260,129)
Transfers between portfolios and between
portfolios and general account .....................        (13,392,940)        (34,311,907)           (664,160)          1,866,715

Total gross deposits net of
transfers to general account .......................          9,462,722          17,514,211           7,427,044          20,719,558

Deductions:
Policyholder charges ...............................            221,712              28,346              44,726              23,302


Net deposits from policyholders ....................       $  9,241,010        $ 17,485,865        $  7,382,318        $ 20,696,256

                                                          -------------------------------------------------------------------------
                                                              Salomon Brothers/JNL U.S.                  T. Rowe Price/JNL
                                                              Government & Quality Bond                  Established Growth
                                                          --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------

Proceeds from units issued .........................       $ 14,609,255        $ 16,616,279        $ 52,824,458        $ 67,808,925
Value of units redeemed ............................         (1,850,919)         (3,601,095)         (7,327,082)        (10,747,430)
Transfers between portfolios and between
portfolios and general account .....................         21,189,057            (336,485)         11,596,227          10,198,231
                                                           ------------        ------------        ------------        ------------

Total gross deposits net of
transfers to general account .......................         33,947,393          12,678,699          57,093,603          67,259,726

Deductions:
Policyholder charges ...............................             34,306              15,208             204,723              80,898
                                                           ------------        ------------        ------------        ------------


Net deposits from policyholders ....................       $ 33,913,087        $ 12,663,491        $ 56,888,880        $ 67,178,828
                                                           ============        ============        ============        ============

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)

                                                                                      Portfolios
                                                           -------------------------------------------------------------------------
                                                                T. Rowe Price/JNL
                                                               International Equity                      T. Rowe Price/JNL
                                                                     Investment                            Mid-Cap Growth
                                                           --------------------------------        ---------------------------------

                                                                     Year ended                              Year ended
                                                                    December 31,                             December 31,
                                                           --------------------------------        ---------------------------------
                                                              1998               1997                  1998                1997
                                                           -------------     --------------        ---------------   ---------------

Proceeds from units issued .........................       $  9,234,204        $ 31,886,802        $ 35,690,323        $ 63,794,416
Value of units redeemed ............................         (2,825,426)         (6,517,887)         (5,078,043)        (11,648,973)
Transfers between portfolios and between
portfolios and general account .....................           (628,509)          3,808,627             271,174           6,231,186

Total gross deposits net of
transfers to general account .......................          5,780,269          29,177,542          30,883,454          58,376,629

Deductions:
Policyholder charges ...............................             84,050              38,653             162,825              80,229


Net deposits from policyholders ....................       $  5,696,219        $ 29,138,889        $ 30,720,629        $ 58,296,400

                                             -----------------------------------
                                                  JNL/S&P            JNL/S&P
                                                Conservative         Moderate
                                             ------------------  ---------------
                                                 Period from       Period from
                                               April 9, 1998*     April 8, 1998*
                                              to December 31,    to December 31,
                                                    1998              1998
                                             ------------------  ---------------

Proceeds from units issued ...................    $  3,632,331     $  6,145,126
Value of units redeemed ......................         (65,201)         (88,136)
Transfers between portfolios and between
portfolios and general account ...............       5,843,640        5,519,988

Total gross deposits net of
transfers to general account .................       9,410,770       11,576,978

Deductions:
Policyholder charges .........................             228              952


Net deposits from policyholders ..............    $  9,410,542     $ 11,576,026


-------------------------------
*Commencement of operations

                                                               ---------------------------------------------------------------------
                                                                                    JNL/S&P                                JNL/S&P
                                                                 JNL/S&P              Very             JNL/S&P             Equity
                                                                Aggressive         Aggressive           Equity           Aggressive
                                                                 Growth I           Growth I           Growth I           Growth I
                                                               -----------        -----------        -----------        -----------
                                                               Period from        Period from        Period from         Period from
                                                                 April 8,           April 1,          April 13,           April 15,
                                                                 1998* to           1998* to           1998* to           1998* to
                                                               December 31,       December 31,       December 31,       December 31,
                                                                   1998               1998               1998               1998
                                                               -----------        -----------        -----------        -----------

Proceeds from units issued .............................       $ 2,442,603        $ 1,764,667        $ 2,541,056        $ 1,516,903
Value of units redeemed ................................           (28,931)           (88,630)            (2,744)           (10,701)
Transfers between portfolios and between
portfolios and general account .........................         1,641,523            484,744          1,998,887          1,394,684
                                                               -----------        -----------        -----------        -----------

Total gross deposits net of
transfers to general account ...........................         4,055,195          2,160,781          4,537,199          2,900,886

Deductions:
Policyholder charges ...................................               981              4,143                 68                176
                                                               -----------        -----------        -----------        -----------


Net deposits from policyholders ........................       $ 4,054,214        $ 2,156,638        $ 4,537,131        $ 2,900,710
                                                               ===========        ===========        ===========        ===========

                     Jackson National Life Insurance Company

                                and Subsidiaries



                                    [GRAPHIC]














                        Consolidated Financial Statements


                                December 31, 1998

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        ---------------------------------



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


In our opinion, the accompanying consolidated balance sheets and the related consolidated income statements and consolidated statements of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




/s/ PricewaterhouseCoopers LLP



February 5, 1999

            Jackson National Life Insurance Company and Subsidiaries
                       Consoldiated Financial Statements

Consolidated Balance Sheet
(In thousands)

--------------------------------------------------------------------------------

                                                                                      December 31,
                                                                           ------------------  -----------------
Assets                                                                            1998               1997
------                                                                     ------------------  -----------------
   Investments:
     Cash and short-term investments                                            $ 2,487,418        $ 3,133,163
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 1998, $26,615,730; 1997,               27,304,968         26,604,978
       $25,622,420)
        Equities (cost: 1998, $247,307; 1997, $157,916)                             319,831            252,963
     Mortgage loans, net of allowance                                             2,465,807          1,597,223
     Policy loans                                                                   652,628            624,192
     Other invested assets                                                          415,493            171,220
                                                                           ------------------  -----------------
         Total investments                                                       33,646,145         32,383,739

   Accrued investment income                                                        427,297            386,412
   Deferred acquisition costs                                                     1,311,314          1,140,034
   Variable annuity assets                                                        1,951,659          1,122,239
   Reinsurance recoverable                                                          256,189            226,219
   Value of acquired insurance in force                                             154,402            169,245
   Other assets                                                                      91,750             80,197
                                                                           ==================  =================
         Total assets                                                          $ 37,838,756       $ 35,508,085
                                                                           ==================  =================

Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities:
       Reserves for future policy benefits                                     $    650,305         $  635,428
       Deposits on investment contracts                                          25,135,640         25,152,074
       Guaranteed investment contracts                                            4,566,859          2,769,249
       Other policyholder funds                                                      12,262             15,674
       Claims payable                                                               168,278            159,022
     Reverse repurchase and dollar roll repurchase agreements                       922,121          1,426,473
     Variable annuity liabilities                                                 1,951,659          1,122,239
     Surplus note payable                                                           249,176            249,168
     Liability for guaranty fund assessments                                         66,846             81,776
     Income taxes currently payable to Parent                                       178,236            143,295
     Deferred income taxes                                                           23,122             43,086
     Securities lending payable                                                     425,000            607,000
     Other liabilities                                                              607,250            488,452
                                                                           ------------------  -----------------
         Total liabilities                                                       34,956,754         32,892,936
                                                                           ------------------  -----------------

     Stockholder's Equity
     Capital stock, $1.15 par value; authorized 50,000 shares;
       outstanding 12,000 shares                                                     13,800             13,800
     Additional paid-in capital                                                   1,360,982            832,982
     Net unrealized gain on investments,
       net of tax of $175,147 in 1998 and  $237,212 in 1997                         325,273            440,537
     Retained earnings                                                            1,181,947          1,327,830
                                                                           ------------------  -----------------
     Total stockholder's equity                                                   2,882,002          2,615,149
                                                                           ==================  =================
         Total liabilities and stockholder's equity                           $  37,838,756       $ 35,508,085
                                                                           ==================  =================


          See accompanying notes to consolidated financial statements.

            Jackson National Life Insurance Company and Subsidiaries
                       Consolidated Financial Statements

Consolidated Income Statement
(In thousands)

--------------------------------------------------------------------------------

                                                                          Years Ended December 31,
                                                               1998                 1997                1996
                                                          -----------------    -----------------  ------------------
Revenues
   Premiums and other considerations                      $        263,686     $        275,851   $        292,448

   Net investment income                                         2,478,277            2,333,509          1,997,032

   Net realized investment gains                                    69,446               80,335             18,573

   Fee income:
     Mortality charges                                             136,040              136,285            123,245
     Surrender charges                                              76,878               66,638             64,933
     Expense charges                                                19,217               20,175             20,641
     Variable annuity fees                                          21,411               10,202              1,948
     Net asset management fees                                       7,044                5,219                946
     Net retained commissions                                          396                  443                325
                                                          -----------------    -----------------  ------------------
   Total fee income                                                260,986              238,962            212,038

   Other income                                                     32,974               31,251             28,741
                                                          -----------------    -----------------  ------------------
     Total revenues                                              3,105,369            2,959,908          2,548,832
                                                          -----------------    -----------------  ------------------

Benefits and Expenses
   Death benefits                                                  274,219              279,014            282,973
   Interest credited on deposit liabilities                      1,664,133            1,586,249          1,449,852
   Interest expense on surplus notes and reverse
      repurchase agreements                                        121,035              107,738                  -
   Increase (decrease) in reserves, net of
      reinsurance recoverables                                     (20,712)             (23,292)             3,568
   Other policyholder benefits                                      10,534               16,170             14,446
   Commissions                                                     208,177              274,906            232,901
   General and administrative expenses                             169,274              169,473            146,800
   Taxes, licenses and fees                                         14,152               21,852             23,535
   Deferral of policy acquisition costs                           (251,166)            (320,246)          (262,351)
   Amortization of acquisition costs:
     Attributable to operations                                    194,045              191,425            167,727
     Attributable to net realized investment gains                  24,096               24,687              7,335
   Amortization of insurance in force                               14,843               14,039             13,279
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,422,630            2,342,015          2,080,065
                                                          -----------------    -----------------  ------------------
     Pretax income                                                 682,739              617,893            468,767
   Income tax expense                                              239,000              216,300            164,100
                                                          -----------------    -----------------  ------------------
     Net income                                           $        443,739     $        401,593    $       304,667
                                                          =================    =================  ==================

          See accompanying notes to consolidated financial statements.

            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements

Consolidated Statement of Stockholder's Equity
(In thousands)

--------------------------------------------------------------------------------

                                                                      Years Ended December 31,
                                                           1998                 1997                 1996
                                                     -------------------  -------------------  -------------------

Common stock, beginning and end of year              $         13,800     $         13,800     $         13,800
                                                     -------------------  -------------------  -------------------
Additional paid-in capital
Beginning of year                                             832,982              648,982              603,982
    Capital contributions                                     528,000              184,000               45,000
                                                     -------------------  -------------------  -------------------
End of year                                                 1,360,982              832,982              648,982
                                                     -------------------  -------------------  -------------------
Accumulated other comprehensive income
Beginning of year                                             440,537              180,432              389,883
    Net unrealized gain (loss) on investments,
       net of tax of $(62,065) in 1998, $140,057 in
       1997, and $(112,782) in 1996                          (115,264)             260,105             (209,451)
                                                     -------------------  -------------------  -------------------
End of year                                                   325,273              440,537              180,432
                                                     -------------------  -------------------  -------------------
Retained earnings
Beginning of year                                           1,327,830            1,170,737              885,570
    Net income                                                443,739              401,593              304,667
    Dividends paid to stockholder                            (589,622)            (244,500)             (19,500)
                                                     -------------------  -------------------  -------------------
End of year                                                 1,181,947            1,327,830            1,170,737
                                                     -------------------  -------------------  -------------------
Total stockholder's equity                           $      2,882,002     $      2,615,149     $      2,013,951
                                                     ===================  ===================  ===================



                                                                      Years Ended December 31,
                                                           1998                 1997                 1996
                                                     -------------------  -------------------  ------------------
Comprehensive Income
Net income                                           $        443,739      $         401,593   $        304,667
Net unrealized gain (loss) on investments,
       net of tax of $(62,065) in 1998, $140,057 in
       1997, and $(112,782) in 1996                          (115,264)               260,105           (209,451)
                                                     ===================  ===================  ==================
Comprehensive income                                 $        328,475      $         661,698   $         95,216
                                                     ===================  ===================  ==================

          See accompanying notes to consolidated financial statements.

            Jackson National Life Insurance Company and Subsidiaries
                       Consolidated Financial Statements

Consolidated Statement of Cash Flows
(In thousands)

--------------------------------------------------------------------------------

                                                                            Years Ended December 31,
                                                                   1998                1997             1996
                                                              ----------------    ---------------- -----------------
Cash flows from operating activities:
     Net income                                               $      443,739      $       401,593  $      304,667
     Adjustments  to  reconcile  net income to net cash
       provided  by  operating activities:
         Net realized investment gains                                (69,446)            (80,335)        (18,573)
         Interest credited on deposit liabilities                   1,664,133           1,586,249       1,449,852
         Other charges                                               (253,546)           (233,300)       (210,767)
         Amortization of discount and premium on
           investments                                               (104,586)            (18,437)        (55,808)
         Change in:
              Deferred income taxes                                    42,100              34,500          44,600
              Accrued investment income                               (40,885)            (48,313)        (11,077)
              Deferred acquisition costs                              (33,025)           (104,134)        (87,289)
              Value of acquired insurance in force                     14,843              14,039          13,279
              Income taxes currently payable to Parent                 34,941               2,931          38,317
              Other assets and liabilities, net                       (98,924)            659,413         (92,839)
                                                              ----------------    ---------------- -----------------
     Net cash provided by operating activities                      1,599,344           2,214,206       1,374,362
                                                              ----------------    ---------------- -----------------

Cash flows from investing activities:
     Sales of:
         Fixed maturities and equities available for sale           6,923,936           9,078,616       3,281,105
         Mortgage loans                                               127,201              47,282          16,360
     Principal repayments, maturities, calls and redemptions:
         Available for sale                                         1,020,281             960,844       1,052,506
         Held to maturity                                                   -                   -         465,862
     Purchases of:
         Fixed maturities and equities available for sale          (8,847,509)        (11,588,708)     (5,716,350)
         Fixed maturities held to maturity                                  -                   -        (557,749)
         Mortgage loans                                            (1,008,131)           (801,008)       (685,938)
     Other investing activities                                      (769,833)          1,332,795               -
                                                              ----------------    ---------------- -----------------
     Net cash used by investing activities                         (2,554,055)           (970,179)     (2,144,204)
                                                              ----------------    ---------------- -----------------

Cash flows from financing activities:
     Policyholders account balances:
         Deposits                                                   5,185,920           5,244,103       4,179,286
         Withdrawals                                               (4,306,150)         (3,599,724)     (2,540,112)
         Net transfers to separate accounts                          (509,182)           (604,152)       (322,674)
     Surplus note payable                                                   -             249,163               -
     Payment of cash dividends to Parent                             (589,622)           (244,500)        (19,500)
     Capital contribution from Parent                                 528,000             184,000          45,000
                                                              ----------------    ---------------- -----------------
     Net cash provided by financing activities                        308,966           1,228,890       1,342,000
                                                              ----------------    ---------------- -----------------
     Net increase (decrease) in cash and short-term
       investments                                                   (645,745)          2,472,917         572,158
Cash and short-term investments, beginning of period                3,133,163             660,246          88,088
                                                              ================    ================ =================
Cash and short-term investments, end of period                 $    2,487,418       $   3,133,163  $      660,246
                                                              ================    ================ =================

          See accompanying notes to consolidated financial statements.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1998
--------------------------------------------------------------------------------
1.   Nature of Operations

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential Corporation, plc ("Prudential"), London, England. JNL is licensed to sell individual annuity products, including immediate and deferred annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in 49 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer and JNL Thrift Holdings, Inc., a bank holding company.

     On November 10, 1998, JNL Thrift Holdings, Inc. completed its acquisition of First Federal Savings and Loan Association of San Bernardino, a thrift located in San Bernardino, California. Following the acquisition the thrift was renamed Jackson Federal Savings Bank ("Jackson Federal"). The purchase price amounted to $6.5 million. Additional capital contributions of $4.2 million were made by the Company. Jackson Federal had total assets of $110.0 million and deposits of $105.8 million at the date of the acquisition. The $3.8 million excess of the purchase price over the fair value of assets acquired was allocated to goodwill and core deposits. The core deposits will be amortized over 7 years and goodwill will be amortized over 15 years. The acquisition was accounted for by the purchase method and the results of Jackson Federal are included in the consolidated income statement from the date of acquisition.

     During the second quarter of 1997, the Company sold Jackson National Compania De Seguros De Vida S.A, a life insurance company of which JNL owned 90% of the common stock.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Changes in Accounting Principles

     Effective January 1, 1998, JNL adopted Statement of Financial Accounting Standards No. 130, Reporting Comprehensive Income ("SFAS 130"). SFAS 130 establishes standards for reporting and presentation of comprehensive income and its components in the financial statements. Comprehensive income includes all changes in shareholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains/(losses) on securities. SFAS 130 requires additional disclosures in the financial statements, but it has no impact on the Company's financial position or net income. Realized investment gains on securities held as of the beginning of the year totaling $128.3 million, $98.1 million and $57.9 million in 1998, 1997 and 1996, respectively, had unrealized appreciation of $107.4 million, $45.8 million and $76.5 million at December 31, 1997, 1996 and 1995, respectively. Prior year financial statements have been reclassified to conform with the current year presentation.

     Investments
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at aggregate market value. Debt securities are reduced to estimated net realizable value for declines in market value considered to be other than temporary. Commercial loans include certain term and revolving notes as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities which include common stocks and non-redeemable preferred stocks are carried at market value.

     Mortgage loans are carried at the unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income in stockholder's equity.

     Derivative Financial Instruments
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 1998 and 1997 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Index swap agreements generally involve the exchange of payments based on a short-term interest rate index for payments based on the total return of a bond or equity index over the life of the agreement without an exchange of the underlying principal amount. Index swap agreements outstanding at December 31, 1998 and 1997 hedge the anticipated purchase of investment grade available for sale bonds and are carried at fair value. Fair value and amounts paid or received on the swaps are deferred and will adjust the basis of bonds acquired upon expiration of the swaps.

     Put-swaptions purchased provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 10 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used in conjunction with equity index-linked immediate and deferred annuities offered by the Company. These transactions are accounted for as hedges of the associated annuity liabilities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. The cost of options acquired is amortized into net investment income over the option term. The fair value of option contracts is deferred until recognition of the associated index-linked annuity liability.

     Derivative financial instruments are primarily held for hedging purposes. High yield bond index swaps and equity index swaps were held for investment purposes in 1998, 1997 and 1996. Emerging market bond index swaps and equity index futures were held for investment purposes in 1998.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at aggregate market value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate market value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in market value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of comprehensive income. Deferred acquisition costs have been decreased by $245.3 million and $383.6 million at December 31, 1998 and 1997, respectively, to reflect this change.

     Value of Acquired Insurance in-Force
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. In years prior to 1998, JNL filed a consolidated federal income tax return with Brooke Life only. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     Policy Reserves and Liabilities

     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 59% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     Deposits on investment contracts:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based upon the 3% guaranteed contract value; obligations in excess of this amount are hedged through the use of futures contracts and call options.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $1,908.1 million and $1,082.7 million at December 31, 1998 and 1997, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     In April 1997, the Company issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $43.6 million and $39.5 million at December 31, 1998 and 1997, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   Fair Value of Financial Instruments

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities:
     Fair values for debt securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.
     For commercial loans, carrying value approximates fair value.

     Equity Securities:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     Mortgage Loans:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $2,682.7 million and $1,655.6 million at December 31, 1998 and 1997, respectively.

     Policy Loans:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     Derivatives:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation pricing models.

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates with similar maturities. For deferred annuities, fair value is based on account value less surrender charges. The carrying value and fair value of such annuities approximated $20.0 billion and $19.1 billion, respectively, at December 31, 1998, and $21.2 billion and $20.1 billion, respectively, at December 31, 1997.

     Reserves for Guaranteed Investment Contracts:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $4.6 billion, at December 31, 1998, and $2.8 billion at December 31, 1997.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,861.7 million and $1,056.8 million at December 31, 1998 and 1997, respectively.

     Indebtedness:
     Fair value is based on the present value of future cash flows at current interest rates. The fair value of surplus notes approximated $288.9 million and $276.2 million at December 31, 1998 and 1997, respectively. The carrying value of reverse repurchase and dollar roll repurchase agreements approximates fair value.

4.   Investments

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investments contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     Fixed Maturities
     The following table sets forth fixed maturity investments at December 31, 1998, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 1998, investments rated by the Company's investment advisor totaled $1.1 billion. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                  Percent of Total
              Investment Rating                         Assets
              -----------------                  ---------------------
              AAA                                            20.7%
              AA                                              2.1
              A                                              21.0
              BBB                                            21.5
                                                 ---------------------
                  Investment grade                           65.3
                                                 ---------------------
              BB                                              4.5
              B and below                                     2.4
                                                 ---------------------
                  Below investment grade                      6.9
                                                 ---------------------
                  Total fixed maturities                     72.2
                                                 ---------------------
              Other assets                                   27.8
                                                 =====================
                  Total assets                              100.0%
                                                 =====================

     The amortized cost and estimated market value of fixed maturities are as follows (in thousands):

                                                                                  Gross               Gross              Estimated
                                                           Amortized           Unrealized           Unrealized             Market
December 31, 1998                                            Cost                 Gains               Losses                Value
-----------------                                       -------------          -----------          -----------          -----------
U.S. Treasury securities .......................          $    11,372          $       276          $        19          $    11,629
U.S. Government agencies
     and foreign governments ...................              210,907               19,512                4,188              226,231
Public utilities ...............................              512,375               25,274                   23              537,626
Corporate securities
     and commercial loans ......................           13,929,370              671,454              220,363           14,380,461
Mortgage-backed securities .....................           11,951,706              265,076               67,761           12,149,021
                                                          -----------          -----------          -----------          -----------
     Total .....................................          $26,615,730          $   981,592          $   292,354          $27,304,968
                                                          -----------          ===========          ===========          ===========

                                                                                  Gross               Gross              Estimated
                                                           Amortized           Unrealized           Unrealized             Market
December 31, 1997                                            Cost                 Gains               Losses                Value
-----------------                                       -------------          -----------          -----------          -----------
U.S. Treasury securities .......................          $   510,107          $     9,040          $       935          $   518,212
U.S. Government agencies
    and foreign governments ....................              216,167               15,292                1,890              229,569
Public utilities ...............................              744,464               26,370                3,462              767,372
Corporate securities
      and commercial loans .....................           11,617,384              629,123               28,971           12,217,536
Mortgage-backed securities .....................           12,534,298              356,238               18,247           12,872,289
                                                          -----------          -----------          -----------          -----------
     Total .....................................          $25,622,420          $ 1,036,063          $    53,505          $26,604,978
                                                          ===========          ===========          ===========          ===========

     Gross unrealized gains pertaining to equity securities at December 31, 1998 and 1997 were $94.3 million and $102.7 million, respectively. Gross unrealized losses at December 31, 1998 and 1997 were $21.8 million and $7.7 million, respectively.

     The amortized cost and estimated market value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                     Amortized        Estimated
                                                        Cost        Market Value
                                                    -----------     ------------
Due in 1 year or less ........................      $   389,300      $   405,724
Due after 1 year through 5 years .............        2,942,542        2,965,561
Due after 5 years through 10 years ...........        5,664,540        5,758,903
Due after 10 years through 20 years ..........        2,104,894        2,274,803
Due after 20 years ...........................        3,562,748        3,750,956
Mortgage-backed securities ...................       11,951,706       12,149,021
                                                    ===========      ===========
     Total ...................................      $26,615,730      $27,304,968
                                                    ===========      ===========

     Discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Yields which are used to calculate premium/discount amortization are adjusted periodically to reflect actual payments to date and anticipated future payments.

     Fixed maturities with a carrying value of $6.7 million and $6.6 million were on deposit with regulatory authorities at December 31, 1998 and 1997, respectively, as required by law in various states in which the insurance operations conduct business.

     Mortgage Loans
     Mortgage loans, net of allowance for loan losses, are as follows (in thousands):

                                                          December 31,
                                                    1998                 1997
                                                 ----------           ----------
Single Family ........................           $       87           $    1,596
Commercial ...........................            2,465,720            1,595,627
                                                 ==========           ==========
     Total ...........................           $2,465,807           $1,597,223
                                                 ==========           ==========

     At December 31, 1998, mortgage loans were collateralized by properties located in 36 states and Canada. Approximately 17% of the aggregate carrying value of the portfolio is secured by properties located in Texas.

     Other Invested Assets
     Other invested assets consist primarily of investments in limited partnerships which invest in securities. Limited partnership income recognized by the Company was $10.2 million, $38.9 million and $3.3 million in 1998, 1997 and 1996, respectively. At December 31, 1998, the Company has unfunded commitments related to its investments in limited partnerships totaling $270.6 million.

     Derivatives
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts, estimated fair values and gain/(loss) for derivative financial instruments outstanding is as follows (in thousands):

                                                                 December 31,
                                              1998                                           1997
                           -----------------------------------------   ------------------------------------------
                            Contractual/                               Contractual/
                             Notional        Fair          Gain/         Notional       Fair           Gain/
                              Amount        Value         (Loss)          Amount        Value          (Loss)
                           -----------   ------------   ------------   -----------   -----------    -------------
     Interest rate swaps   $ 3,300,000   $   (57,337)   $   (57,337)   $ 3,138,000   $    (9,257)   $    (9,257)
     Index swaps .......       650,000          --            3,630      1,000,000          --           11,196
     Put-swaptions .....    34,500,000         2,987        (16,013)    37,000,000         3,531        (16,273)
     Futures ...........        48,844          --            3,020         32,435          --              282
     Call options ......       811,691       298,851        169,020        385,797       114,161         42,415

     In 1998, the Company recorded a loss of $20.2 million in investment income related to derivative instruments. Income on derivatives of $35.8 million and $24.3 million was recorded in 1997 and 1996, respectively. Included in these amounts was a loss of $6.1 million in 1998, and income of $36.3 million, and $12.6 million, in 1997 and 1996, respectively, related to investment activity. During 1998, the Company also incurred a realized loss of $10.1 million on the termination of emerging market bond index swaps. The average notional amount of swaps outstanding was $4.3 billion and $3.3 billion in 1998 and 1997, respectively. Included in the average outstanding amount were high yield and emerging market bond index swaps and equity index swaps of $231.1 million and $461.7 million in 1998 and 1997, respectively. The average outstanding contractual amount of equity futures held for investment purposes was $57.6 million during 1998.

     Securities Lending
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1998 and 1997, the estimated fair value of loaned securities was $440.2 million and $674.4 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $425.0 million and $607.0 million at December 31, 1998 and 1997, respectively, was invested in a pooled fund managed by the agent bank and included in short-term investments of the Company. A related payable recognized for cash collateral received is included in liabilities.


5.   Investment Income and Realized Gains and Losses

     The sources of net investment income by major category are as follows (in thousands):

                                                Years ended December 31,
                                          1998           1997           1996
                                      -----------    -----------    -----------
     Fixed maturities .............   $ 2,160,543    $ 2,003,256    $ 1,872,820
     Other investment income ......       360,846        359,948        140,717
                                      -----------    -----------    -----------
       Total investment income ....     2,521,389      2,363,204      2,013,537
     Less investment expenses .....       (43,112)       (29,695)       (16,505)
                                      -----------    -----------    -----------
       Net investment income ......   $ 2,478,277    $ 2,333,509    $ 1,997,032
                                      ===========    ===========    ===========

     Net realized investment gains and losses are as follows (in thousands):

                                                Years ended December 31,
                                          1998           1997           1996
                                      -----------    -----------    -----------
Sales of fixed maturities
  Gross gains .....................     $ 120,325      $ 121,916      $  78,099
  Gross losses ....................       (29,121)       (46,009)       (36,624)
Sales of equity securities
  Gross gains .....................        25,682         50,643         20,886
  Gross losses ....................          (100)          (783)        (5,329)
Impairment losses .................       (31,532)       (39,415)       (29,500)
Other invested assets, net ........       (15,808)        (6,017)        (8,959)
                                        ---------      ---------      ---------
  Total ...........................     $  69,446      $  80,335      $  18,573
                                        =========      =========      =========

6.   Value of Acquired Insurance in-Force

     The  value  of  acquired   insurance   in-force  was  determined  by  using
     assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance in-force was as follows (in thousands):

                                                      Years ended December 31,
                                                      1998              1997
                                                    ---------         ----------
Balance, beginning of year .................        $ 169,245         $ 183,284
Amortization, net of interest ..............          (14,843)          (14,039)
                                                    ---------         ---------
Balance, end of year .......................        $ 154,402         $ 169,245
                                                    =========         =========

     The value of acquired insurance in-force estimated amortization is as follows (in thousands):

                         1999                             $  16,000
                         2000                                17,000
                         2001                                18,000
                         2002                                19,000
                         Thereafter                          84,402
                                                    -----------------
                              Total                               $
                                                            154,402
                                                    =================

7.   Indebtedness

     Surplus Notes
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933 and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan State Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan State Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest expense on the Notes was $20.8 million and $16.3 million in 1998 and 1997, respectively.

     Reverse Repurchase and Dollar Roll Repurchase Agreements
     During 1998 and 1997, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $1.8 billion during 1998 and 1997, at weighted average interest rates of 5.49% and 5.39%, respectively. Interest expense on such agreements was $100.2 million and $91.4 million in 1998 and 1997, respectively. The highest level of short-term borrowings at any month end was $2.4 billion in 1998 and $3.8 billion in 1997.

8.   Reinsurance

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                              Years ended December 31,
                                        1998             1997            1996
                                      ---------       ---------       ----------
Direct premiums ................      $ 356,368       $ 352,256       $ 358,533
Assumed premiums ...............          5,162           5,354          10,961
Less reinsurance ceded .........        (97,844)        (81,759)        (77,046)
                                      =========       =========       =========
  Total net premiums ...........      $ 263,686       $ 275,851       $ 292,448
                                      =========       =========       =========

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                            December 31,
                                                       1998               1997
                                                     --------           --------
Ceded reserves ...........................           $237,971           $202,385
Ceded claims liability ...................              9,132             11,369
Ceded - other ............................              9,086             12,465
                                                     ========           ========
  Total ..................................           $256,189           $226,219
                                                     ========           ========

     Reserves reinsured through Brooke Life were $79.1 million and $83.4 million at December 31, 1998 and 1997, respectively.

9.   Federal Income Taxes

     The components of the provision for federal income taxes are as follows (in thousands):

                                                    Years ended December 31,
                                                1998         1997         1996
                                              --------     --------     --------
Current tax expense .....................     $196,900     $181,800     $119,500
Deferred tax expense ....................       42,100       34,500       44,600
                                              --------     --------     --------
Provision for federal income taxes ......     $239,000     $216,300     $164,100
                                              ========     ========     ========

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1998, 1997 and 1996 as follows (in thousands):

                                                   Years ended December 31,
                                               1998         1997         1996
                                             --------     --------     --------
Income taxes at statutory rate ..........    $238,959     $216,263     $164,069
Other ...................................          41           37           31
                                             --------     --------     --------
Provision for federal income taxes ......    $239,000     $216,300     $164,100
                                             ========     ========     ========

Effective tax rate ......................        35.0%        35.0%        35.0%
                                             ========     ========     ========

     Federal income taxes paid were $161.9 million, $178.9 million and $81.2 million, in 1998, 1997 and 1996, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                     December 31,
                                                                  1998         1997
                                                               ---------    ---------
Gross deferred tax asset
Policy reserves and other insurance items ..................   $ 611,094    $ 615,877
Difference between financial reporting and the tax basis of:
     Assets acquired .......................................      14,035        9,309
     Insolvency fund assessments ...........................      28,553       30,020
     Other, net ............................................      10,288       29,959
                                                               ---------    ---------
Total deferred tax asset ...................................     663,970      685,165
                                                               ---------    ---------

Gross deferred tax liability
Deferred acquisition costs .................................    (334,851)    (278,049)
Difference between financial reporting and the tax basis of
   value of the insurance in-force .........................     (54,041)     (59,236)
Difference between financial reporting and the tax basis of
   other assets ............................................      (1,696)      (3,555)
Net unrealized gains on available for sale securities ......    (261,013)    (371,466)
Other, net .................................................     (35,491)     (15,945)
                                                               ---------    ---------
Total deferred tax liability ...............................    (687,092)    (728,251)
                                                               ---------    ---------

Net deferred tax liability .................................   $ (23,122)   $ (43,086)
                                                               =========    =========

10. Contingencies

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business, including litigation relating to allegations of improper sales practices. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 1998, the Company's reserve for future state guaranty fund assessments was $66.8 million. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The value of off-balance sheet guarantees were $892 million and $675 million at December 31, 1998 and 1997, respectively.

11.  Stockholder's Equity

     Under Michigan State Insurance Law, dividends on capital stock can only be distributed out of earned surplus. Furthermore, without the prior approval of the Commissioner, dividends cannot be declared or distributed which exceed the greater of 10% of the Company's statutory surplus or statutory net gain from operations for the prior year. On January 1, 1999 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $321.8 million.

     The Company received capital contributions from its parent of $528.0 million, $184.0 million, and $45.0 million in 1998, 1997, and 1996, respectively. Dividend payments were $589.6 million in 1998 and received the required approval from the Michigan Insurance Bureau prior to payment. The dividend payments were $244.5 million and $19.5 million in 1997 and 1996, respectively.

     Statutory capital and surplus of the Company was $2,127.4 million and $1,942.1 million at December 31, 1998 and 1997, respectively. Statutory net income of the Company was $321.8 million, $237.4 million, and $272.2 million in 1998, 1997 and 1996, respectively.

12.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and a wholly owned subsidiary of Prudential. The Company paid $28.9 million, $20.1 million and $8.7 million to PPM for investment advisory services during 1998, 1997 and 1996, respectively.

     On October 31, 1991, Brooke Life issued $200 million of 9.75% notes due October 31, 2001 to Prudential Finance BV, a Prudential subsidiary. On November 8, 1996, Brooke Life issued $388 million of 8.50% notes due December 31, 2006 to Brooke Finance, Inc. ("Brooke Finance"), a wholly owned subsidiary of Brooke Holdings, Inc., ultimately a wholly owned subsidiary of Prudential. On December 31, 1996, Brooke Life issued $45 million of 8.51% notes due December 31, 2006 to Brooke Finance. At December 31, 1998, the aggregate amount outstanding on the Brooke Life notes was as follows (in thousands):

               Principal                               $    633,000
               Accrued interest                               4,106
                                                ---------------------
                    Total                              $    637,106
                                                =====================

13.  Benefit Plans

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $3.8 million in 1998, $4.3 million in 1997, and $2.4 million in 1996.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:
                  (1)      Financial  statements and schedules  included in Part
                           A:

                           Condensed Financial Information

                  (2)      Financial  statements and schedules  included in Part
                           B:

                           Jackson National Separate Account - I:
                                    Report of Independent Accountants
                                    Statement of Assets and Liabilities as of
                                        December 31, 1998
                                    Statement of Operations for the Year Ended
                                        December 31, 1998
                                    Statement of  Changes  in Net Assets for the
                                       Years  Ended  December  31, 1998 and
                                       December 31, 1997
                                    Schedule of Investments at December 31, 1998
                                    Notes to Financial Statements

                           Jackson National Life Insurance Company:
                                    Report of Independent Accountants
                                    Consolidated Balance Sheet at December 31,
                                        1998 and 1997
                                    Consolidated Statement of Operations for the
                                        years ended December 31, 1998, 1997 and
                                        1996
                                    Consolidated Statement of Stockholder's
                                        Equity for the years ended December 31,
                                        1998, 1997 and 1996
                                    Consolidated Statement of Cash flows for the
                                        years ended December 31, 1998, 1997 and
                                        1996
                                    Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.               Description
         -------           -----------

         1.                Resolution   of   Depositor's   Board  of   Directors
                           authorizing the establishment of the Registrant, attached hereto.

         2.                Not Applicable

         3.                Distribution    Agreement   dated   May   24,   1995,
                           incorporated   by  reference   to  the   Registrant's
                           Post-Effective Amendment Number 3, filed on April
                           30, 1996.

         4. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

         5.a. Form of the Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.

           b. Form of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.

         6.a.              Articles of Incorporation of Depositor,  incorporated
                           by  reference  to  the  Registrant's   Post-Effective
                           Amendment Number 3, filed on April
                           30, 1996.

           b. Bylaws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

         7.                Not Applicable

         8.                Not Applicable

         9.                Opinion and Consent of Counsel, attached hereto.

         10.               Consent of Independent Accountants, attached hereto.

         11.               Not Applicable

         12.               Not Applicable

         13.               Schedule of Computation of Performance,  incorporated
                           by  reference  to  the  Registrant's   Post-Effective
                           Amendment Number 3, filed on April
                           30, 1996.

         14.               Not Applicable

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor
         ----------------                   ----------------------

         John B. Banez                      Vice President -
         5901 Executive Drive               Systems and Programming
         Lansing, Michigan  48911

         Barry L. Bulakites                 Vice President - Resource
         5901 Executive Drive               Development
         Lansing, Michigan 48911

         Charles R. Copley, Jr.             Vice President - Corporate
         5901 Executive Drive               Communications
         Lansing, Michigan 48911

         Peter Davis                        Chairman and Director
         142 Holborn Bars
         London, England  EC1N 2NH

         Gerald W. Decius                   Vice President -
         5901 Executive Drive               Systems Model Office
         Lansing, Michigan 48911

         Lisa C. Drake                      Vice President & Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Jay A. Elliott                     Senior Vice President -
         5901 Executive Drive               Divisional Director
         Lansing, Michigan  48911           Northeast

         Joseph D. Emanuel                  Vice President & Associate
         5901 Executive Drive               General Counsel
         Lansing, Michigan 48911

         Robert A. Fritts                   Vice President &
         5901 Executive Drive               Controller - Financial
         Lansing, Michigan 48911            Operations

         William A. Gray                    Senior Vice President -
         5901 Executive Drive               Product Development &
         Lansing, Michigan 48911            Special Markets

         Alan C. Hahn                       Senior Vice President -
         5901 Executive Drive               Marketing
         Lansing, Michigan  48911

         Andrew B. Hopping                  Executive Vice President,
         5901 Executive Drive               Chief Financial Officer and
         Lansing, Michigan 48911            Director

         Victor Gallo                       Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Rhonda K. Grant                    Vice President - Government
         5901 Executive Drive               Relations
         Lansing, Michigan 48911

         Wyvetter A. Holcomb                Vice President - Telephone
         5901 Executive Drive               Service Center
         Lansing, Michigan 48911

         Brion S. Johnson                   Vice President -
         5901 Executive Drive               Financial Operations
         Lansing, Michigan 48911            and Treasurer

         Timo P. Kokko                      Vice President - Support
         5901 Executive Drive               Services
         Lansing, Michigan 48911

         Everett W. Kunzelman               Vice President - Underwriting
         5901 Executive Drive
         Lansing, Michigan 48911

         David B. LeRoux                    Senior Vice President -
         5901 Executive Drive               Group Pension
         Lansing, Michigan 48911

         Lynn W. Lopes                      Vice President - Group
         5901 Executive Drive               Pension
         Lansing, Michigan 48911

         Clark P. Manning                   Chief Operating Officer
         5901 Executive Drive
         Lansing, Michigan 48911

         Thomas J. Meyer                    Senior Vice President,
         5901 Executive Drive               General Counsel and
         Lansing, Michigan 48911            Secretary

         Keith R. Moore                     Vice President - Technology
         5901 Executive Drive
         Lansing, Michigan 48911

         P. Chad Myers                      Vice President - Asset
         5901 Executive Drive               Liability Management
         Lansing, Michigan 48911

         J. George Napoles                  Senior Vice President and
         5901 Executive Drive               Chief Information Officer
         Lansing, Michigan 48911

         John O. Norton                     Vice President - Actuary
         5901 Executive Drive
         Lansing, Michigan 48911

         Bradley J. Powell                  Vice President - Institutional
         5901 Executive Drive               Marketing Group
         Lansing, Michigan 48911

         James B. Quinn                     Vice President - Broker
         5901 Executive Drive               Management
         Lansing, Michigan 48911

         Robert P. Saltzman                 President, Chief Executive
         5901 Executive Drive               Officer and Director
         Lansing, Michigan 48911

         Barbra L. Snyder                   Senior Vice President &
         5901 Executive Drive               Chief Actuary
         Lansing, Michigan 48911

         Scott L. Stolz                     Senior Vice President -
         5901 Executive Drive               Administration
         Lansing, Michigan 48911

         Robert M. Tucker                   Vice President - Technical
         5901 Executive Drive               Support
         Lansing, Michigan 48911

         Connie J. Van Doorn                Vice President -
         5901 Executive Drive               Variable Annuity
         Lansing, Michigan 48911            Administration

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership              Principal Business
-------           ------------      ---------              ------------------

Anoka Realty      Delaware          100% Jackson           Realty
                                    National Life
                                    Insurance
                                    Company

Brooke            Delaware          100%                   Holding Company
Holdings, Inc.                      Holborn                Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke            Holding Company
Finance                             Holdings, Inc.         Activities
Corporation

Brooke Life       Michigan          100% Brooke            Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson         Manufacturing
Steel             Carolina          National Life          Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson          Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson          Holding Company
Holdings, Inc.                      National Life          Activities
                                    Insurance
                                    Company

Chrissy           Delaware          100% Jackson           Advertising Agency
Corporation                         National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential         Holding Company
Delaware                            One Limited,           Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

First Federal     California        100% Jackson           Marketing
Service                             Federal                Agency
Corporation                         Savings Bank

IPM Products      Delaware          93% Jackson            Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL               Savings & Loan
Federal                             Thrift
Savings Bank                        Holdings, Inc.

Jackson           Michigan          100% Jackson           Investment Adviser,
National                            National Life          and Transfer Agent
Financial                           Insurance
Services, LLC                       Company

Jackson           Delaware          100% Jackson           Advertising/
National                            National Life          Marketing
Life                                Insurance              Corporation and
Distributors,                       Company                Broker/Dealer
Inc.

Jackson           New York          100%                   Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law             Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of
                                    New York

JNL Thrift        Michigan          100% Jackson           Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson           Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson           Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson           Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY             Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY             Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson           Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson           Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National          Broker/Dealer
Planning                            Planning               and Investment
Corporation                         Holdings, Inc.         Adviser

National          Delaware          100% Brooke            Holding Company
Planning                            Holdings, Inc.         Activities
Holdings, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

Prudential        United            100%                   Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly               Financial
Corporation       Kingdom           Traded                 Institution
PLC

Prudential        England and       100%                   Holding
One Limited       Wales             Prudential             Company
                                    Corporation            Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                   Holding
Two Limited       Wales             Prudential             Company
                                    Corporation            Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                   Holding
Three Limited     Wales             Prudential             Company
                                    Corporation            Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                   Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Item 27. Number of Contract Owners as of April 19, 1999.

                  Non-Qualified - 23,365
                  Qualified - 20,627

Item 28.  Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III and the JNLNY Separate Account I.

         (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter
         ----------------                   ---------------------

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President and
         5901 Executive Dr.                 Chief Financial Officer
         Lansing, MI  48911

         Michael A. Wells                   Director, President and
         10877 Wilshire Blvd.               Chief Executive Officer
         Suite 1550
         Los Angeles, CA 90024

         Mark D. Nerud                      Chief Operating Officer
         225 West Wacker Drive
         Suite 1200
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President
         3500 S. Blvd., Ste. 18B
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President
         10710 Midlothian Turnpike
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President
         1018 W. St. Maartens Dr.
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President
         900 Circle 75 Parkway
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Sean P. Blowers                    Vice President
         401 Wilshire Boulevard
         Suite 1060
         Santa Monica, California 90401

         Barry L. Bulakites                 Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Michael A. Hamilton                Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Christine A. Pierce-Tucker         Vice President
         401 Wilshire Boulevard
         Suite 1010
         Santa Monica, California 90401

         Stephen J. Pilger                  Vice President
         10877 Wilshire Blvd.
         Suite 1550
         Los Angeles, CA 90024

         Kelli J. Stiles                    Vice President
         401 Wilshire Boulevard
         Suite 1010
         Santa Monica, California 90401

         (c)

                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------


Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  5901 Executive Drive
                  Lansing, Michigan 48911

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a)      Not Applicable

                  (b)      Not Applicable

                  (c)      Not Applicable

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance
                  Company.

                  (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) if the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
                  Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 1999.

                           Jackson National Separate Account - I
                           -------------------------------------
                           (Registrant)

                           By:  Jackson National Life Insurance Company
                                ---------------------------------------

                           By:  /s/ Andrew B. Hopping by Thomas J. Meyer*
                                ----------------------------------------
                                Andrew B. Hopping
                                Executive Vice President -
                                Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                           ---------------------------------------
                                    (Depositor)

                           By:  /s/ Andrew B. Hopping by Thomas J. Meyer*
                                ----------------------------------------
                                Andrew B. Hopping
                                Executive Vice President -
                                Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Peter Davis by Thomas J. Meyer*                          April 21, 1999
------------------------------------------                   --------------
Peter Davis, Chairman and Director

/s/ Robert P. Saltzman by Thomas J. Meyer*                   April 21, 1999
------------------------------------------                   --------------
Robert P. Saltzman, President, Chief
Executive Officer and Director

/s/ Clark P. Manning by Thomas J. Meyer*                     April 21, 1999
------------------------------------------                   --------------
Clark P. Manning, Chief Operating
Officer and Director

/s/ Andrew B. Hopping by Thomas J. Meyer*                    April 21, 1999
------------------------------------------                   --------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Thomas J. Meyer                                          April 21, 1999
------------------------------------------                   --------------
* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY, a Michigan corporation, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of Individual Deferred Fixed and Variable Annuity Contracts in connection with the Jackson National Separate Account I and other separate accounts of Jackson National Life Insurance Company, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto, with power where appropriate to affix the corporate seal of said corporation thereto and to attest with seal and to file the same, with all exhibits thereto and other granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/      Peter Davis                                          10/19/98
---------------------------------------                       --------------
Peter Davis, Director                                         Date

/s/      Robert P. Saltzman                                   10/13/98
---------------------------------------                       --------------
Robert P. Saltzman, President, Chief                          Date
Executive Officer and Director

/s/      Clark P. Manning                                     10/12/98
---------------------------------------                       --------------
Clark P. Manning, Chief Operating Officer                     Date
and Director

/s/      Andrew B. Hopping                                    10/12/98
---------------------------------------                       --------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director

                                  EXHIBIT LIST


Exhibit
Number            Description
     1.           Resolution of Depositor's Board of Directors
                  authorizing the establishment of the Registrant, attached hereto as EX-99.B1

     9. Opinion and Consent of Counsel, attached hereto as EX-99.B9

     10. Consent of Independent Accountants, attached hereto as EX-99.B10